UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited

61 Aldwych

London, WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $8,053,628)
Angola (Rep of), 9.500%, 11/12/2025		2,554,000	$2,847,644	0.20
Angola (Rep of), 8.250%, 05/09/2028		3,055,000	3,145,917	0.22
Angola (Rep of), 9.375%, 05/08/2048		2,410,000	2,540,670	0.18
			8,534,231	0.60
Argentina (Cost $48,968,544)
Argentina (Rep of), 6.875%, 04/22/2021		3,620,000	3,457,100	0.24
Argentina (Rep of), 7.500%, 04/22/2026		5,004,000	4,436,096	0.31
Argentina (Rep of), 5.875%, 01/11/2028		4,233,000	3,365,235	0.24
Argentina (Rep of), 8.280%, 12/31/2033		3,157,189	2,765,090	0.20
Argentina (Rep of), (Step to 3.750% on 03/31/2019) 2.500%, 12/31/2038(2)		8,215,446	4,867,652	0.34
Argentina (Rep of), 6.875%, 01/11/2048		6,921,000	5,294,565	0.37
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.500%) 48.882%, 03/11/2019	ARS	8,343,000	225,728	0.02
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%) 48.797%, 03/01/2020	ARS	8,070,000	222,198	0.02
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.000%) 47.253%, 04/03/2022	ARS	77,137,255	2,102,971	0.15
Argentina POM Politica Monetaria, (Floating, Argentina Blended Historical Policy Rate + 0.000%) 55.267%, 06/21/2020	ARS	170,265,062	5,049,835	0.36
Argentina Treasury Bills, 0.000%, 02/28/2019(3)	ARS	16,820,400	539,880	0.04
Argentina Treasury Bills, 0.000%, 03/29/2019(3)	ARS	20,323,500	635,688	0.04
Argentina Treasury Bills, 0.000%, 04/30/2019(3)	ARS	54,055,900	1,704,550	0.12
Provincia de Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.750%) 48.641%, 04/12/2025(4)	ARS	53,295,000	1,352,652	0.10
YPF S.A., 8.750%, 04/04/2024		2,310,000	2,323,167	0.16
			38,342,407	2.71
Azerbaijan (Cost $9,247,125)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		5,250,000	5,827,500	0.41
State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/2023		490,000	493,675	0.03
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		2,770,000	3,047,000	0.22
			9,368,175	0.66
Bahrain (Cost $7,600,891)
Bahrain (Rep of), 7.000%, 10/12/2028		4,183,000	4,321,374	0.30
Bahrain (Rep of), 7.500%, 09/20/2047		2,030,000	2,022,343	0.14
Oil and Gas Holding (The) Co. B.S.C. (Closed), 8.375%, 11/07/2028		1,800,000	1,919,941	0.14
			8,263,658	0.58

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Belarus (Cost $17,465,777)
Belarus (Rep of), 6.875%, 02/28/2023		8,065,000	$8,326,467	0.59
Belarus (Rep of), 7.625%, 06/29/2027		4,662,000	4,881,114	0.34
Belarus (Rep of), 6.200%, 02/28/2030		4,010,000	3,802,154	0.27
			17,009,735	1.20
Brazil (Cost $153,042,703)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.327%) 9.250%, 04/15/2023(5)		1,150,000	1,238,769	0.09
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%) 6.250%, 04/15/2024(5)		5,680,000	5,113,704	0.36
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.362%) 9.000%, 06/18/2024(5)		4,585,000	4,883,025	0.34
Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 06/10/2019		1,770,000	1,786,850	0.13
Brazil (Rep of), 2.625%, 01/05/2023		2,300,000	2,208,000	0.16
Brazil (Rep of), 4.250%, 01/07/2025		3,544,000	3,579,440	0.25
Brazil (Rep of), 6.000%, 04/07/2026		1,996,000	2,183,644	0.15
Brazil (Rep of), 4.625%, 01/13/2028		3,392,000	3,376,770	0.24
Brazil (Rep of), 8.250%, 01/20/2034		1,236,000	1,575,900	0.11
Brazil (Rep of), 7.125%, 01/20/2037		1,751,000	2,057,425	0.14
Brazil (Rep of), 5.625%, 01/07/2041		988,000	996,408	0.07
Brazil (Rep of), 5.000%, 01/27/2045		3,054,000	2,812,765	0.20
Brazil (Rep of), 5.625%, 02/21/2047		1,809,000	1,798,164	0.13
Brazil Letras do Tesouro Nacional, 7.715%, 01/01/2020(6)	BRL	55,254,000	14,281,308	1.01
Brazil Letras do Tesouro Nacional, 7.932%, 07/01/2021(6)	BRL	185,189,000	42,810,027	3.02
Brazil Letras do Tesouro Nacional, 8.073%, 01/01/2022(6)	BRL	10,160,000	2,246,507	0.16
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	103,084,000	30,132,665	2.13
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	20,187,000	5,937,118	0.42
CSN Resources S.A., 6.500%, 07/21/2020		1,810,000	1,782,307	0.13
MARB BondCo PLC, 7.000%, 03/15/2024		2,380,000	2,325,260	0.16
Oi S.A., 10.000%, 07/27/2025(7)		2,570,000	2,602,125	0.18
Petrobras Global Finance B.V., 6.875%, 01/20/2040		10,003,000	10,153,045	0.72
Petrobras Global Finance B.V., 6.850%, 06/05/2115		4,700,000	4,560,645	0.32
Samarco Mineracao S.A., 4.125%, 11/01/2022(8)		5,810,000	3,493,262	0.25
Samarco Mineracao S.A., 5.750%, 10/24/2023(8)		6,503,000	4,046,167	0.28
Samarco Mineracao S.A., 5.375%, 09/26/2024(8)		9,685,000	5,977,582	0.42
			163,958,882	11.57
Chile (Cost $62,649,795)
Banco del Estado de Chile, 3.875%, 02/08/2022		960,000	959,963	0.07
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2021	CLP	23,625,000,000	36,724,914	2.59
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	CLP	3,525,000,000	5,647,854	0.40
Chile (Rep of), 3.240%, 02/06/2028		933,000	919,005	0.07

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Chile (continued)
Corp. Nacional del Cobre de Chile, 4.250%, 07/17/2042		1,461,000	$1,383,567	0.10
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		2,712,000	3,096,472	0.22
Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044		3,911,000	4,036,179	0.28
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		2,720,000	2,684,858	0.19
Corp. Nacional del Cobre de Chile, 02/05/2049(4)(9)		937,000	895,210	0.06
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		1,530,000	1,478,745	0.10
Empresa Nacional del Petroleo, 4.500%, 09/14/2047		2,012,000	1,813,315	0.13
			59,640,082	4.21
China (Cost $20,858,454)
Amber Circle Funding Ltd., 3.250%, 12/04/2022		3,528,000	3,487,872	0.24
China Evergrande Group, 7.500%, 06/28/2023		6,600,000	5,938,568	0.42
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		5,055,000	4,144,883	0.29
Sinochem Overseas Capital Co. Ltd., 4.500%, 11/12/2020		2,672,000	2,708,860	0.19
Sinochem Overseas Capital Co. Ltd., 6.300%, 11/12/2040		1,170,000	1,420,978	0.10
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		1,280,000	1,372,352	0.10
Sunac China Holdings Ltd., 7.950%, 08/08/2022		1,380,000	1,363,938	0.10
			20,437,451	1.44
Colombia (Cost $29,037,924)
Colombia (Rep of), 11.750%, 02/25/2020		45,000	48,983	—
Colombia (Rep of), 4.000%, 02/26/2024		2,090,000	2,117,191	0.15
Colombia (Rep of), 8.125%, 05/21/2024		2,838,000	3,370,125	0.24
Colombia (Rep of), 3.875%, 04/25/2027		2,586,000	2,553,675	0.18
Colombia (Rep of), 7.375%, 09/18/2037		1,888,000	2,402,480	0.17
Colombia (Rep of), 6.125%, 01/18/2041		3,362,000	3,841,085	0.27
Colombia (Rep of), 5.625%, 02/26/2044		2,813,000	3,066,170	0.22
Colombia (Rep of), 5.000%, 06/15/2045		2,497,000	2,530,735	0.18
Colombian TES, 7.750%, 09/18/2030	COP	6,134,800,000	2,107,137	0.15
Colombian TES, 7.000%, 06/30/2032	COP	8,750,900,000	2,813,717	0.20
Colombian TES, 7.250%, 10/18/2034	COP	4,501,400,000	1,444,304	0.10
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	8,747,000,000	2,774,813	0.19
			29,070,415	2.05
Costa Rica (Cost $2,825,821)
Banco Nacional de Costa Rica, 6.250%, 11/01/2023		1,780,000	1,756,326	0.13
Costa Rica (Rep of), 5.625%, 04/30/2043		1,260,000	1,011,692	0.07
			2,768,018	0.20
Croatia (Cost $13,539,432)
Croatia (Rep of), 6.625%, 07/14/2020		4,198,000	4,382,796	0.31
Croatia (Rep of), 6.375%, 03/24/2021		3,549,000	3,743,982	0.27
Croatia (Rep of), 6.000%, 01/26/2024		5,050,000	5,555,081	0.39
			13,681,859	0.97

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Czech Republic (Cost $2,189,403)
New World Resources N.V., 8.000%, 04/07/2020(8)(10)	EUR	1,938,518	$—	—
New World Resources N.V., 4.000%, 10/07/2020(8)(10)	EUR	669,526	—	—
			—	—
Dominican Republic (Cost $28,017,063)
Dominican (Rep of), 7.500%, 05/06/2021		2,985,000	3,092,460	0.22
Dominican (Rep of), 6.600%, 01/28/2024		1,950,000	2,067,000	0.15
Dominican (Rep of), 5.875%, 04/18/2024		3,244,000	3,361,303	0.24
Dominican (Rep of), 5.500%, 01/27/2025		5,120,000	5,196,800	0.37
Dominican (Rep of), 6.875%, 01/29/2026		5,160,000	5,572,800	0.39
Dominican (Rep of), 6.000%, 07/19/2028		980,000	1,009,400	0.07
Dominican (Rep of), 7.450%, 04/30/2044		2,290,000	2,490,375	0.17
Dominican (Rep of), 6.850%, 01/27/2045		4,957,000	5,118,103	0.36
			27,908,241	1.97
Ecuador (Cost $106,806,879)
Ecuador (Rep of), 10.500%, 03/24/2020		24,696,000	25,701,127	1.81
Ecuador (Rep of), 10.750%, 03/28/2022		23,180,000	24,494,306	1.73
Ecuador (Rep of), 8.750%, 06/02/2023		7,983,000	7,908,758	0.56
Ecuador (Rep of), 7.950%, 06/20/2024		7,912,000	7,498,203	0.53
Ecuador (Rep of), 9.650%, 12/13/2026		12,424,000	12,146,945	0.86
Ecuador (Rep of), 9.625%, 06/02/2027		6,063,000	5,903,543	0.42
Ecuador (Rep of), 8.875%, 10/23/2027		8,710,000	8,132,527	0.57
Ecuador (Rep of), 7.875%, 01/23/2028		11,230,000	9,957,641	0.70
Ecuador (Rep of), 10.750%, 01/31/2029(4)		1,383,000	1,405,999	0.10
EP PetroEcuador via Noble Sovereign Funding I Ltd., (Floating, ICE LIBOR USD 3M + 5.630%) 8.443%, 09/24/2019		1,560,000	1,559,220	0.11
			104,708,269	7.39
Egypt (Cost $25,068,707)
Egypt (Rep of), 7.500%, 01/31/2027		6,839,000	6,770,610	0.48
Egypt (Rep of), 6.588%, 02/21/2028		4,448,000	4,127,815	0.29
Egypt (Rep of), 8.500%, 01/31/2047		4,020,000	3,864,916	0.27
Egypt (Rep of), 7.903%, 02/21/2048		2,190,000	2,016,031	0.14
Egypt Treasury Bills, 16.415%, 07/16/2019(6)	EGP	31,775,000	1,662,931	0.12
Egypt Treasury Bills, 16.352%, 07/30/2019(6)	EGP	15,475,000	804,524	0.06
Egypt Treasury Bills, 16.283%, 08/13/2019(6)	EGP	22,125,000	1,142,836	0.08
Egypt Treasury Bills, 15.961%, 10/22/2019(6)	EGP	70,725,000	3,542,687	0.25
			23,932,350	1.69
El Salvador (Cost $13,372,026)
El Salvador (Rep of), 7.375%, 12/01/2019		900,000	909,000	0.07
El Salvador (Rep of), 5.875%, 01/30/2025		1,696,000	1,613,880	0.11
El Salvador (Rep of), 6.375%, 01/18/2027		1,833,000	1,748,224	0.12
El Salvador (Rep of), 8.625%, 02/28/2029		2,999,000	3,231,422	0.23
El Salvador (Rep of), 8.250%, 04/10/2032		1,809,000	1,896,972	0.13
El Salvador (Rep of), 7.650%, 06/15/2035		860,000	860,000	0.06
El Salvador (Rep of), 7.625%, 02/01/2041		3,270,000	3,229,386	0.23
			13,488,884	0.95

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ethiopia (Cost $4,841,034)
Ethiopia (Rep of), 6.625%, 12/11/2024		4,873,000	$4,901,458	0.35
			4,901,458	0.35
Gabon (Cost $5,618,082)
Gabon (Rep of), 6.375%, 12/12/2024		5,824,700	5,566,083	0.39
			5,566,083	0.39
Georgia (Cost $4,410,479)
Georgia (Rep of), 6.875%, 04/12/2021		2,400,000	2,532,960	0.18
Georgian Railway JSC, 7.750%, 07/11/2022		1,750,000	1,837,255	0.13
			4,370,215	0.31
Ghana (Cost $6,290,855)
Ghana (Rep of), 8.125%, 01/18/2026		1,190,000	1,208,052	0.08
Ghana (Rep of), 7.625%, 05/16/2029		1,943,000	1,847,890	0.13
Ghana (Rep of), 8.627%, 06/16/2049		3,136,000	2,914,028	0.21
			5,969,970	0.42
Hungary (Cost $16,682,086)
Hungary (Rep of), 5.375%, 02/21/2023		5,912,000	6,310,646	0.44
Hungary (Rep of), 5.750%, 11/22/2023		5,550,000	6,057,714	0.43
Hungary (Rep of), 5.375%, 03/25/2024		3,120,000	3,367,323	0.24
Hungary (Rep of), 7.625%, 03/29/2041		654,000	940,746	0.07
			16,676,429	1.18
India (Cost $22,328,354)
Export-Import Bank of India, 4.000%, 01/14/2023		2,019,000	2,030,084	0.14
Export-Import Bank of India, 3.375%, 08/05/2026		1,100,000	1,025,198	0.07
India (Rep of), 7.370%, 04/16/2023	INR	107,000,000	1,514,730	0.11
India (Rep of), 7.720%, 05/25/2025	INR	403,510,000	5,747,408	0.40
India (Rep of), 7.590%, 01/11/2026	INR	290,000,000	4,111,459	0.29
India (Rep of), 7.170%, 01/08/2028	INR	510,000,000	7,026,125	0.50
			21,455,004	1.51
Indonesia (Cost $92,114,491)
Indonesia (Rep of), 8.250%, 07/15/2021	IDR	69,190,000,000	5,039,453	0.36
Indonesia (Rep of), 5.625%, 05/15/2023	IDR	87,009,000,000	5,775,691	0.41
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	79,014,000,000	5,754,753	0.41
Indonesia (Rep of), 4.125%, 01/15/2025		1,655,000	1,679,808	0.12
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	117,201,000,000	8,518,477	0.60
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	40,329,000,000	2,698,702	0.19
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	93,553,000,000	5,852,879	0.41
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	78,724,000,000	5,753,937	0.41
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	27,075,000,000	1,995,020	0.14

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	37,148,000,000	$2,473,362	0.17
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	87,846,000,000	5,363,595	0.38
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	9,455,000,000	682,100	0.05
Indonesia (Rep of), 8.500%, 10/12/2035		1,335,000	1,879,070	0.13
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	38,990,000,000	2,750,887	0.19
Indonesia (Rep of), 6.625%, 02/17/2037		1,644,000	1,983,775	0.14
Indonesia (Rep of), 7.750%, 01/17/2038		2,158,000	2,896,970	0.20
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	8,539,000,000	558,637	0.04
Indonesia (Rep of), 5.250%, 01/17/2042		1,603,000	1,693,100	0.12
Indonesia (Rep of), 5.125%, 01/15/2045		4,211,000	4,376,484	0.31
Indonesia (Rep of), 5.950%, 01/08/2046		3,589,000	4,133,627	0.29
Indonesia (Rep of), 5.250%, 01/08/2047		2,447,000	2,591,172	0.18
Indonesia (Rep of), 4.750%, 07/18/2047		1,550,000	1,540,221	0.11
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023(4)		1,861,000	1,959,056	0.14
Indonesia Asahan Aluminium Persero PT, 6.757%, 11/15/2048(4)		1,347,000	1,480,643	0.10
Pertamina Persero PT, 6.000%, 05/03/2042		1,309,000	1,379,566	0.10
Pertamina Persero PT, 6.500%, 11/07/2048		1,117,000	1,235,621	0.09
Perusahaan Listrik Negara PT, 5.500%, 11/22/2021		2,408,000	2,510,340	0.18
Perusahaan Listrik Negara PT, 5.250%, 05/15/2047		1,188,000	1,138,984	0.08
Perusahaan Listrik Negara PT, 6.150%, 05/21/2048		2,384,000	2,567,935	0.18
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		1,248,000	1,266,630	0.09
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		2,080,000	2,126,482	0.15
			91,656,977	6.47
Iraq (Cost $691,008)
Iraq (Rep of), 5.800%, 01/15/2028		750,000	709,118	0.05
			709,118	0.05
Ivory Coast (Cost $11,120,577)
Ivory Coast (Rep of), 6.375%, 03/03/2028		1,276,000	1,220,213	0.09
Ivory Coast (Rep of), 5.750%, 12/31/2032		10,357,725	9,539,672	0.67
			10,759,885	0.76
Jamaica (Cost $24,646,924)
Digicel Group One Ltd., 8.250%, 12/30/2022(4)		11,390,000	9,396,750	0.66
Digicel Group Two Ltd., 8.250%, 09/30/2022(4)		10,740,000	5,745,900	0.41
Digicel Group Two Ltd., 9.125%, 04/01/2024(4)(7)		5,580,000	2,455,200	0.17
Digicel Ltd., 6.000%, 04/15/2021		3,670,000	3,394,750	0.24
Jamaica (Rep of), 6.750%, 04/28/2028		977,000	1,075,677	0.08
Jamaica (Rep of), 7.875%, 07/28/2045		1,590,000	1,884,150	0.13
			23,952,427	1.69
Jordan (Cost $1,310,834)
Jordan (Rep of), 5.750%, 01/31/2027		1,360,000	1,313,417	0.09
			1,313,417	0.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Kazakhstan (Cost $21,119,314)
Development Bank of Kazakhstan JSC, 4.125%, 12/10/2022		4,140,000	$4,105,489	0.29
KazAgro National Management Holding JSC, 4.625%, 05/24/2023		3,270,000	3,312,667	0.23
Kazakhstan (Rep of), 4.875%, 10/14/2044		1,469,000	1,525,924	0.11
Kazakhstan (Rep of), 6.500%, 07/21/2045		3,203,000	3,994,846	0.28
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		3,670,000	4,073,700	0.29
Kazakhstan Temir Zholy National Co. JSC, 4.850%, 11/17/2027		901,000	904,301	0.06
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		2,351,000	2,431,874	0.17
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		1,131,000	1,207,342	0.09
Nostrum Oil & Gas Finance B.V., 8.000%, 07/25/2022		950,000	638,068	0.05
			22,194,211	1.57
Kenya (Cost $2,978,983)
Kenya (Rep of), 6.875%, 06/24/2024		697,000	695,536	0.05
Kenya (Rep of), 8.250%, 02/28/2048		2,260,000	2,172,855	0.15
			2,868,391	0.20
Lebanon (Cost $24,891,805)
Lebanon (Rep of), 5.450%, 11/28/2019		3,428,000	3,352,447	0.24
Lebanon (Rep of), 6.375%, 03/09/2020		2,750,000	2,636,755	0.18
Lebanon (Rep of), 8.250%, 04/12/2021		5,915,000	5,619,250	0.40
Lebanon (Rep of), 6.100%, 10/04/2022		8,580,000	7,458,937	0.53
Lebanon (Rep of), 6.000%, 01/27/2023		990,000	857,182	0.06
Lebanon (Rep of), 6.600%, 11/27/2026		1,626,000	1,352,897	0.09
Lebanon (Rep of), 6.850%, 03/23/2027		2,174,000	1,800,594	0.13
			23,078,062	1.63
Malaysia (Cost $19,966,460)
Malaysia (Rep of), 3.759%, 03/15/2019	MYR	1,609,000	392,998	0.03
Malaysia (Rep of), 3.659%, 10/15/2020	MYR	48,440,000	11,853,798	0.84
Malaysia (Rep of), 3.882%, 03/10/2022	MYR	2,246,000	551,609	0.04
Malaysia (Rep of), 3.418%, 08/15/2022	MYR	9,000	2,176	—
Malaysia (Rep of), 3.757%, 04/20/2023	MYR	146,000	35,618	—
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	2,150,000	531,122	0.04
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	50,000	12,189	—
Malaysia (Rep of), 4.392%, 04/15/2026	MYR	125,000	31,241	—
Malaysia (Rep of), 3.900%, 11/30/2026	MYR	114,000	27,575	—
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	6,297,000	1,571,395	0.11
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	2,488,000	602,634	0.04
Malaysia (Rep of), 3.844%, 04/15/2033	MYR	1,712,000	391,885	0.03
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	5,024,000	1,257,097	0.09
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	468,000	110,880	0.01
Petronas Capital Ltd., 7.875%, 05/22/2022		850,000	966,989	0.07
Wakala Global Sukuk Bhd., 4.646%, 07/06/2021		1,671,000	1,723,987	0.12
			20,063,193	1.42

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico (Cost $51,405,199)
Comision Federal de Electricidad, 4.875%, 01/15/2024		2,353,000	$2,347,118	0.16
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	24,850,000	1,127,528	0.08
Comision Federal de Electricidad, 5.750%, 02/14/2042		2,160,000	2,070,900	0.15
Mexican Bonos, 6.500%, 06/09/2022	MXN	156,110,000	7,752,578	0.55
Mexican Bonos, 10.000%, 12/05/2024	MXN	62,820,000	3,544,904	0.25
Mexico (Rep of), 4.500%, 04/22/2029		1,518,000	1,521,795	0.11
Mexico (Rep of), 6.050%, 01/11/2040		1,162,000	1,272,390	0.09
Mexico (Rep of), 4.750%, 03/08/2044		1,546,000	1,456,641	0.10
Mexico (Rep of), 5.550%, 01/21/2045		1,707,000	1,793,221	0.13
Mexico (Rep of), 4.350%, 01/15/2047		1,532,000	1,365,027	0.10
Mexico (Rep of), 5.750%, 10/12/2110		1,788,000	1,752,240	0.12
Petroleos Mexicanos, 6.000%, 03/05/2020		874,000	886,638	0.06
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	44,460,000	1,825,157	0.13
Petroleos Mexicanos, 6.875%, 08/04/2026		3,625,000	3,594,369	0.25
Petroleos Mexicanos, 6.500%, 06/02/2041		2,240,000	1,948,800	0.14
Petroleos Mexicanos, 5.500%, 06/27/2044		548,000	432,920	0.03
Petroleos Mexicanos, 6.375%, 01/23/2045		893,000	760,613	0.05
Petroleos Mexicanos, 5.625%, 01/23/2046		5,935,000	4,702,894	0.33
Petroleos Mexicanos, 6.750%, 09/21/2047		7,419,000	6,465,659	0.46
Petroleos Mexicanos, 6.350%, 02/12/2048		2,527,000	2,122,427	0.15
			48,743,819	3.44
Mongolia (Cost $3,676,423)
Development Bank of Mongolia LLC, 7.250%, 10/23/2023		900,000	900,451	0.06
Energy Resources LLC, 8.000%, 09/30/2022(11)		2,030,113	1,894,095	0.13
Mongolia (Rep of), 5.625%, 05/01/2023		920,000	901,526	0.06
Mongolian Mining Corp., 8.122%, 04/01/2019(7)		992,986	482,095	0.04
			4,178,167	0.29
Morocco (Cost $5,317,399)
Morocco (Rep of), 4.250%, 12/11/2022		3,996,000	4,034,953	0.29
Morocco (Rep of), 5.500%, 12/11/2042		1,103,000	1,151,859	0.08
			5,186,812	0.37
Nigeria (Cost $7,723,429)
Nigeria (Rep of), 6.500%, 11/28/2027		2,900,000	2,770,660	0.20
Nigeria (Rep of), 7.696%, 02/23/2038		1,693,000	1,625,280	0.11
Nigeria (Rep of), 7.625%, 11/28/2047		1,990,000	1,867,137	0.13
Nigeria (Rep of), 9.248%, 01/21/2049		1,150,000	1,218,425	0.09
			7,481,502	0.53
Oman (Cost $9,146,462)
Oman (Rep of), 4.750%, 06/15/2026		694,000	617,660	0.04
Oman (Rep of), 6.500%, 03/08/2047		4,022,000	3,372,367	0.24
Oman (Rep of), 6.750%, 01/17/2048		4,797,000	4,087,341	0.29
			8,077,368	0.57

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Pakistan (Cost $23,942,127)
Pakistan (Rep of), 7.250%, 04/15/2019		4,178,000	$4,189,281	0.29
Pakistan (Rep of), 8.250%, 04/15/2024		5,025,000	5,346,349	0.38
Pakistan (Rep of), 8.250%, 09/30/2025		2,840,000	3,021,618	0.21
Pakistan (Rep of), 6.875%, 12/05/2027		5,059,000	4,933,537	0.35
Second Pakistan International Sukuk (The) Co. Ltd., 6.750%, 12/03/2019		3,550,000	3,564,022	0.25
Third Pakistan International Sukuk (The) Co. Ltd., 5.500%, 10/13/2021		1,157,000	1,144,215	0.08
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022		1,986,000	1,946,677	0.14
			24,145,699	1.70
Panama (Cost $12,438,452)
Panama (Rep of), 4.000%, 09/22/2024		1,330,000	1,367,918	0.10
Panama (Rep of), 7.125%, 01/29/2026		1,089,000	1,303,969	0.09
Panama (Rep of), 8.875%, 09/30/2027		777,000	1,039,238	0.07
Panama (Rep of), 9.375%, 04/01/2029		1,275,000	1,818,532	0.13
Panama (Rep of), 6.700%, 01/26/2036		2,315,000	2,930,813	0.21
Panama (Rep of), 4.500%, 05/15/2047		1,320,000	1,341,133	0.09
Panama (Rep of), 4.300%, 04/29/2053		2,740,000	2,685,200	0.19
			12,486,803	0.88
Paraguay (Cost $2,603,130)
Paraguay (Rep of), 4.625%, 01/25/2023		1,570,000	1,599,438	0.11
Paraguay (Rep of), 4.700%, 03/27/2027		956,000	975,120	0.07
			2,574,558	0.18
Peru (Cost $34,095,662)
Banco de Credito del Peru, 4.850%, 10/30/2020	PEN	9,670,000	2,898,820	0.21
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	5,140,000	1,658,625	0.12
Peru (Rep of), 7.350%, 07/21/2025		4,575,000	5,659,275	0.40
Peru (Rep of), 5.940%, 02/12/2029(4)	PEN	6,985,000	2,145,311	0.15
Peru (Rep of), 6.150%, 08/12/2032(4)	PEN	2,105,000	641,147	0.05
Peru (Rep of), 8.750%, 11/21/2033		4,516,000	6,807,870	0.48
Peru (Rep of), 6.900%, 08/12/2037	PEN	16,829,000	5,429,109	0.38
Peru (Rep of), 5.625%, 11/18/2050		5,983,000	7,284,303	0.51
Petroleos del Peru S.A., 5.625%, 06/19/2047		1,718,000	1,738,960	0.12
			34,263,420	2.42
Philippines (Cost $21,765,378)
Development Bank of the Philippines, 5.500%, 03/25/2021		1,760,000	1,832,716	0.13
Philippines (Rep of), 4.950%, 01/15/2021	PHP	11,000,000	210,574	0.01
Philippines (Rep of), 3.900%, 11/26/2022	PHP	35,000,000	643,735	0.05
Philippines (Rep of), 10.625%, 03/16/2025		1,357,000	1,894,699	0.13
Philippines (Rep of), 9.500%, 02/02/2030		3,470,000	5,227,749	0.37
Philippines (Rep of), 7.750%, 01/14/2031		2,940,000	4,050,750	0.29
Philippines (Rep of), 6.375%, 10/23/2034		2,329,000	3,002,302	0.21

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Philippines (continued)
Philippines (Rep of), 6.250%, 01/14/2036	PHP	15,000,000	$295,740	0.02
Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024		3,370,000	4,016,919	0.28
			21,175,184	1.49
Qatar (Cost $4,126,920)
Qatar (Rep of), 5.103%, 04/23/2048		4,025,000	4,317,948	0.30
			4,317,948	0.30
Romania (Cost $6,563,445)
Romania (Rep of), 4.375%, 08/22/2023		5,706,000	5,781,091	0.41
Romania (Rep of), 6.125%, 01/22/2044		530,000	589,890	0.04
			6,370,981	0.45
Russian Federation (Cost $41,868,935)
CEDC Finance Corp International, Inc., 10.000%, 12/31/2022(4)		1,071,532	738,018	0.05
Russian Federal Bond - OFZ, 7.500%, 08/18/2021	RUB	585,143,000	8,917,053	0.63
Russian Federal Bond - OFZ, 7.400%, 12/07/2022	RUB	74,448,000	1,124,089	0.08
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	324,001,000	4,906,952	0.35
Russian Federal Bond - OFZ, 7.050%, 01/19/2028	RUB	259,680,000	3,739,042	0.26
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	316,795,000	5,011,002	0.35
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	35,390,000	525,138	0.04
Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027		1,400,000	1,368,385	0.10
Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029		3,200,000	3,125,568	0.22
Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047		3,800,000	3,753,762	0.27
Russian Railways Via RZD Capital PLC, 5.700%, 04/05/2022		1,472,000	1,517,396	0.11
SCF Capital Designated Activity Co., 5.375%, 06/16/2023		2,780,000	2,744,789	0.19
Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/2022		901,000	917,011	0.06
Vnesheconombank Via VEB Finance PLC, 5.942%, 11/21/2023		745,000	753,529	0.05
			39,141,734	2.76
Saudi Arabia (Cost $6,432,349)
Saudi (Rep of), 4.375%, 04/16/2029(4)		3,100,000	3,156,730	0.22
Saudi (Rep of), 5.000%, 04/17/2049		1,020,000	1,010,534	0.07
Saudi (Rep of), 5.250%, 01/16/2050(4)		2,400,000	2,460,480	0.18
			6,627,744	0.47
Senegal (Cost $4,510,430)
Senegal (Rep of), 6.250%, 05/23/2033		2,369,000	2,196,034	0.16
Senegal (Rep of), 6.750%, 03/13/2048		2,257,000	2,007,051	0.14
			4,203,085	0.30
Serbia (Cost $1,060,361)
Serbia (Rep of), 7.250%, 09/28/2021		980,000	1,064,603	0.08
			1,064,603	0.08
South Africa (Cost $78,540,973)
Eskom Holdings SOC Ltd., 5.750%, 01/26/2021		450,000	440,912	0.03
Eskom Holdings SOC Ltd., 6.750%, 08/06/2023		2,687,000	2,639,145	0.19

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa (continued)
Eskom Holdings SOC Ltd., 7.125%, 02/11/2025		5,218,000	$5,139,730	0.36
Eskom Holdings SOC Ltd., 8.450%, 08/10/2028		900,000	930,006	0.07
South Africa (Rep of), 5.875%, 05/30/2022		2,049,000	2,151,450	0.15
South Africa (Rep of), 4.875%, 04/14/2026		2,960,000	2,927,677	0.21
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	45,466,000	3,790,504	0.27
South Africa (Rep of), 4.300%, 10/12/2028		6,519,000	6,076,099	0.43
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	55,284,000	3,854,627	0.27
South Africa (Rep of), 5.875%, 06/22/2030		2,497,000	2,561,882	0.18
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	154,657,346	9,807,354	0.69
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	56,129,000	3,877,760	0.27
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	110,450,000	7,921,006	0.56
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	4,560,660	312,997	0.02
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	38,094,480	2,715,001	0.19
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	97,091,000	5,260,903	0.37
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	71,957,000	4,967,362	0.35
South Africa (Rep of), 5.000%, 10/12/2046		2,701,000	2,423,607	0.17
South Africa (Rep of), 5.650%, 09/27/2047		4,010,000	3,814,504	0.27
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	91,472,690	6,320,590	0.45
			77,933,116	5.50
Sri Lanka (Cost $3,622,550)
Sri Lanka (Rep of), 6.825%, 07/18/2026		1,051,000	1,022,273	0.07
Sri Lanka (Rep of), 6.200%, 05/11/2027		2,150,000	2,002,551	0.14
Sri Lanka (Rep of), 6.750%, 04/18/2028		600,000	575,357	0.04
			3,600,181	0.25
Suriname (Cost $2,098,913)
Suriname (Rep of), 9.250%, 10/26/2026		2,077,000	1,968,996	0.14
			1,968,996	0.14
Thailand (Cost $25,433,439)
Thailand (Rep of), 1.875%, 06/17/2022	THB	357,785,000	11,419,219	0.81
Thailand (Rep of), 2.000%, 12/17/2022	THB	8,000	256	—
Thailand (Rep of), 2.400%, 12/17/2023	THB	87,140,000	2,825,729	0.20
Thailand (Rep of), 2.125%, 12/17/2026	THB	40,383,000	1,271,024	0.09
Thailand (Rep of), 2.875%, 12/17/2028	THB	37,940,000	1,263,781	0.09
Thailand (Rep of), 4.875%, 06/22/2029	THB	18,680,000	723,448	0.05
Thailand (Rep of), 3.775%, 06/25/2032	THB	114,016,000	4,045,733	0.28
Thailand (Rep of), 3.400%, 06/17/2036	THB	75,197,000	2,533,532	0.18
Thailand (Rep of), 3.300%, 06/17/2038	THB	79,504,000	2,625,936	0.18
Thailand (Rep of), 2.875%, 06/17/2046	THB	4,854,000	145,888	0.01
			26,854,546	1.89
Turkey (Cost $25,379,570)
Turkey (Rep of), 7.000%, 06/05/2020		1,047,000	1,073,824	0.08
Turkey (Rep of), 5.625%, 03/30/2021		670,000	676,700	0.05
Turkey (Rep of), 3.000%, 02/23/2022	TRY	2,939,300	1,094,301	0.08

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey (continued)
Turkey (Rep of), 10.700%, 08/17/2022	TRY	18,080,000	$3,044,449	0.21
Turkey (Rep of), 6.250%, 09/26/2022		1,380,000	1,400,700	0.10
Turkey (Rep of), 3.250%, 03/23/2023		1,300,000	1,183,000	0.08
Turkey (Rep of), 5.750%, 03/22/2024		1,770,000	1,741,521	0.12
Turkey (Rep of), 7.375%, 02/05/2025		2,264,000	2,365,703	0.17
Turkey (Rep of), 8.000%, 03/12/2025	TRY	1,610,000	233,087	0.02
Turkey (Rep of), 6.000%, 03/25/2027		1,090,000	1,049,772	0.07
Turkey (Rep of), 6.125%, 10/24/2028		2,140,000	2,049,050	0.14
Turkey (Rep of), 6.875%, 03/17/2036		730,000	716,584	0.05
Turkey (Rep of), 6.750%, 05/30/2040		1,177,000	1,137,500	0.08
Turkey (Rep of), 6.000%, 01/14/2041		765,000	677,025	0.05
Turkey (Rep of), 4.875%, 04/16/2043		3,450,000	2,701,868	0.19
Turkey (Rep of), 5.750%, 05/11/2047		2,435,000	2,079,928	0.15
			23,225,012	1.64
Ukraine (Cost $50,834,591)
DTEK Finance PLC, 10.750%, (100% Cash), 12/31/2024(7)		5,847,000	5,633,584	0.40
Metinvest B.V., 7.750%, 04/23/2023		11,615,000	11,063,287	0.78
Metinvest B.V., 8.500%, 04/23/2026		2,770,000	2,617,650	0.19
Ukraine (Rep of), 7.750%, 09/01/2022		902,000	870,087	0.06
Ukraine (Rep of), 7.750%, 09/01/2023		2,812,000	2,679,133	0.19
Ukraine (Rep of), 8.994%, 02/01/2024		1,491,000	1,464,908	0.10
Ukraine (Rep of), 7.750%, 09/01/2024		1,108,000	1,035,907	0.07
Ukraine (Rep of), 7.750%, 09/01/2025		5,220,000	4,791,595	0.34
Ukraine (Rep of), 7.750%, 09/01/2026		1,954,000	1,775,111	0.13
Ukraine (Rep of), 7.750%, 09/01/2027		2,057,000	1,854,427	0.13
Ukraine (Rep of), 9.750%, 11/01/2028		2,900,000	2,876,626	0.20
Ukraine (Rep of), 7.375%, 09/25/2032		10,971,000	9,337,374	0.66
Ukraine Railways Via Shortline PLC, 9.875%, 09/15/2021		1,150,000	1,139,075	0.08
Ukreximbank Via Biz Finance PLC, 9.750%, 01/22/2025		1,650,000	1,597,200	0.11
			48,735,964	3.44
Uruguay (Cost $14,772,677)
Uruguay (Rep of), 9.875%, 06/20/2022	UYU	11,881,000	366,239	0.03
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	19,801,000	533,691	0.04
Uruguay (Rep of), 7.875%, 01/15/2033		2,656,000	3,608,707	0.25
Uruguay (Rep of), 7.625%, 03/21/2036		1,924,000	2,597,400	0.18
Uruguay (Rep of), 4.125%, 11/20/2045		1,714,235	1,604,541	0.11
Uruguay (Rep of), 5.100%, 06/18/2050		1,666,000	1,711,815	0.12
Uruguay (Rep of), 4.975%, 04/20/2055		4,590,974	4,602,452	0.33
			15,024,845	1.06
Venezuela (Cost $49,980,026)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		28,100,000	26,329,700	1.86
Petroleos de Venezuela S.A., 9.000%, 11/17/2021(8)		3,789,076	1,091,254	0.08
Petroleos de Venezuela S.A., 12.750%, 02/17/2022(8)		1,695,000	494,940	0.03

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

				% of Net
	Currency(1)	Par	Value	Assets
Venezuela (continued)
Petroleos de Venezuela S.A., 5.375%, 04/12/2027(8)		1,590,000	$399,090	0.03
Petroleos de Venezuela S.A., 9.750%, 05/17/2035(8)		5,253,147	1,497,147	0.11
Venezuela (Rep of), 7.750%, 10/13/2019(8)		1,638,000	495,495	0.03
Venezuela (Rep of), 12.750%, 08/23/2022(8)		3,246,000	1,063,714	0.08
Venezuela (Rep of), 9.000%, 05/07/2023(8)		1,407,000	444,190	0.03
Venezuela (Rep of), 8.250%, 10/13/2024(8)		3,213,200	998,341	0.07
Venezuela (Rep of), 11.750%, 10/21/2026(8)		12,976,000	4,304,139	0.30
Venezuela (Rep of), 9.250%, 09/15/2027(8)		3,647,000	1,217,004	0.09
Venezuela (Rep of), 9.250%, 05/07/2028(8)		2,317,000	731,477	0.05
Venezuela (Rep of), 11.950%, 08/05/2031(8)		21,478,800	7,103,039	0.50
			46,169,530	3.26
Vietnam (Cost $6,723,452)
Vietnam (Rep of), 6.750%, 01/29/2020		3,610,000	3,726,422	0.26
Vietnam (Rep of), 4.800%, 11/19/2024		2,911,000	3,044,024	0.22
			6,770,446	0.48
Zambia (Cost $5,885,429)
Zambia (Rep of), 5.375%, 09/20/2022		250,000	195,490	0.02
Zambia (Rep of), 8.500%, 04/14/2024		1,090,000	899,250	0.06
Zambia (Rep of), 8.970%, 07/30/2027		4,875,000	4,012,125	0.28
			5,106,865	0.36
Total Debt Securities (Cost $1,307,703,179)			1,282,076,425	90.48
Bank Loans
United Arab Emirates (Cost $19,047,787)
DP World Ltd., 3.750%, 09/30/2022(12)		15,861,608	14,671,988	1.03
DP World Ltd., 4.750%, 09/30/2022(12)		5,341,742	4,941,111	0.35
			19,613,099	1.38
Total Bank Loans (Cost $19,047,787)			19,613,099	1.38

Credit Linked Notes

Indonesia (Cost $4,488,910)
Indonesia (Rep of), Issued by Standard Chartered, 12.800%, 06/17/2021(4)	IDR	1,840,000,000	146,807	0.01
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024(4)	IDR	6,958,000,000	506,765	0.03
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024(4)	IDR	5,702,000,000	413,484	0.03
Indonesia (Rep of), Issued by Standard Chartered, 11.000%, 09/17/2025(4)	IDR	3,602,000,000	295,890	0.02
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027(4)	IDR	10,298,000,000	689,113	0.05
Indonesia (Rep of), Issued by Standard Chartered, 9.000%, 03/20/2029(4)	IDR	11,300,000,000	851,924	0.06

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030(4)	IDR	8,356,000,000	$693,338	0.05
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034(4)	IDR	13,035,000,000	940,367	0.07
			4,537,688	0.32
Total Credit Linked Notes (Cost $4,488,910)			4,537,688	0.32

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

Mongolia (Cost $1,170,643)
Mongolian Mining Corp.*	HKD	6,813,061	$118,078	0.01
			118,078	0.01
Niger (Cost $265,038)
Savannah Petroleum PLC*	GBP	682,262	239,821	0.02
			239,821	0.02
Russian Federation (Cost $130,309)
Roust Corp.*(12)		8,407	16,814	—
			16,814	—
Total Equity Securities (Cost $1,565,990)			374,713	0.03

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

Mexico (Cost $—)
Corp. GEO S.A.B. de C.V., Exp. 07/31/2022, Strike Price $9.75*(10)	MXN	63,823	$—	—
			—	—
Total Warrants (Cost $—)			—	—

Total Investments in Securities (Cost $1,332,805,866)			1,306,601,925	92.21

Total Investments (Total Cost $1,332,805,866)			1,306,601,925	92.21

Other Assets Less Liabilities			110,443,428	7.79
Net Assets			$1,417,045,353	100.00

*	Non-income producing security.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Step coupon bond. Rate as of January 31, 2019 is disclosed.
(3)	Zero coupon bond.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(5)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(6)	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
(7)	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(8)	Issuer has defaulted on terms of debt obligation.
(9)	When issued security. Coupon rate was not in effect at January 31, 2019.
(10)	Security has been deemed worthless and is a Level 3 investment.
(11)	The interest rate is subject to the performance of the TSIPPCAE Commodity Index.
(12)	Security is a Level 3 investment.

Percentages shown are based on net assets.

At January 31, 2019, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

			Currency		Currency
			Buy Amount		Sell Amount
Settlement		Currency	(Local	Currency	(Local	Unrealized
Date	Counterparty	Buy	Currency)	Sell	Currency)	Gain/(Loss)
02/04/2019	JP Morgan	Brazilian Real	25,862,423	United States Dollar	6,865,158	$224,363
02/04/2019	JP Morgan	Brazilian Real	2,985,811	United States Dollar	803,000	15,484
02/04/2019	Merrill Lynch	Brazilian Real	12,714,653	United States Dollar	3,435,000	50,396
02/04/2019	Santander	Brazilian Real	58,102,722	United States Dollar	15,775,494	151,879
02/04/2019	Standard Chartered	Brazilian Real	4,477,499	United States Dollar	1,147,700	79,692
02/28/2019	Goldman Sachs	Argentine Peso	41,182,500	United States Dollar	950,000	124,289
02/28/2019	Credit Suisse	Colombian Peso	42,413,200,658	United States Dollar	13,212,835	431,916
02/28/2019	HSBC Bank	Hungarian Forint	611,713,036	United States Dollar	2,196,890	23,563
02/28/2019	Merrill Lynch	Hungarian Forint	2,856,787,842	United States Dollar	10,228,385	141,449
02/28/2019	Standard Chartered	Hungarian Forint	1,797,045,423	United States Dollar	6,407,237	115,846
02/28/2019	Deutsche Bank	Malaysian Ringgit	35,216,225	United States Dollar	8,493,000	100,208
02/28/2019	BNP Paribas	Polish Zloty	48,752,903	United States Dollar	13,058,080	49,344
02/28/2019	JP Morgan	Polish Zloty	78,107,736	United States Dollar	20,979,784	19,810
02/28/2019	Morgan Stanley	Russian Ruble	1,688,198,863	United States Dollar	25,377,863	352,628
02/28/2019	Barclays	Thai Baht	219,900,112	United States Dollar	6,919,232	123,574
02/28/2019	Barclays	Thai Baht	153,784,475	United States Dollar	4,825,000	100,301
02/28/2019	Deutsche Bank	Thai Baht	186,639,190	United States Dollar	5,887,672	89,877
02/28/2019	Deutsche Bank	Thai Baht	173,922,147	United States Dollar	5,493,001	77,255
03/06/2019	Santander	Argentine Peso	38,063,750	United States Dollar	925,000	61,692
03/06/2019	Citibank	Brazilian Real	92,736,081	United States Dollar	24,452,493	924,798
03/29/2019	BNP Paribas	Chinese Offshore Yuan	47,361,000	United States Dollar	6,969,465	93,079

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

			Currency		Currency
			Buy Amount		Sell Amount
Settlement		Currency	(Local	Currency	(Local	Unrealized
Date	Counterparty	Buy	Currency)	Sell	Currency)	Gain/(Loss)
03/29/2019	HSBC Bank	Chinese Offshore Yuan	49,681,607	United States Dollar	7,308,053	$100,544
03/29/2019	ANZ	Chinese Yuan Renminbi	117,903,220	United States Dollar	17,319,606	259,393
03/29/2019	HSBC Bank	Chinese Yuan Renminbi	133,208,549	United States Dollar	19,559,003	301,972
03/29/2019	BNP Paribas	Philippine Peso	306,966,864	United States Dollar	5,757,716	108,381
03/29/2019	BNP Paribas	Polish Zloty	21,990,600	United States Dollar	5,837,355	80,196
03/29/2019	Merrill Lynch	Polish Zloty	86,159,897	United States Dollar	22,886,866	298,294
03/29/2019	Deutsche Bank	Russian Ruble	689,265,760	United States Dollar	10,308,011	124,979
03/29/2019	JP Morgan	United States Dollar	20,720,535	Chilean Peso	12,491,374,800	1,672,163
03/29/2019	JP Morgan	United States Dollar	14,448,964	Chilean Peso	8,688,161,916	1,200,194
04/02/2019	Standard Chartered	United States Dollar	20,132,953	Brazilian Real	70,723,036	823,592
04/08/2019	BNP Paribas	Argentine Peso	11,620,000	United States Dollar	280,000	10,643
04/11/2019	Goldman Sachs	Argentine Peso	77,331,000	United States Dollar	1,862,500	65,872
04/15/2019	Goldman Sachs	Argentine Peso	75,803,750	United States Dollar	1,862,500	20,137
04/30/2019	Credit Suisse	Chilean Peso	11,655,652,226	United States Dollar	17,297,872	475,331
04/30/2019	Credit Suisse	Colombian Peso	37,003,279,476	United States Dollar	11,777,920	96,396
04/30/2019	Barclays	Czech Koruna	140,225,403	United States Dollar	6,171,339	76,266
04/30/2019	BNP Paribas	Hungarian Forint	2,932,020,000	United States Dollar	10,512,989	181,088
04/30/2019	Standard Chartered	Indian Rupee	681,767,534	United States Dollar	9,420,582	78,739
04/30/2019	Standard Chartered	Israeli Shekel	20,132,758	United States Dollar	5,486,513	85,449
04/30/2019	UBS	Korean Won	40,479,353,123	United States Dollar	35,930,546	559,122
04/30/2019	Credit Suisse	Mexican Peso	1,008,899,091	United States Dollar	51,862,086	188,098
04/30/2019	Credit Suisse	Peruvian Nuevo Sol	6,707,051	United States Dollar	2,004,019	5,655
04/30/2019	Goldman Sachs	Polish Zloty	32,985,899	United States Dollar	8,747,023	137,571
04/30/2019	BNP Paribas	Romanian Leu	31,599,017	United States Dollar	7,527,877	92,466
04/30/2019	Goldman Sachs	Russian Ruble	388,323,308	United States Dollar	5,794,573	52,807
04/30/2019	HSBC Bank	Singapore Dollar	37,162,637	United States Dollar	27,397,205	265,210
04/30/2019	HSBC Bank	Taiwan Dollar	662,351,423	United States Dollar	21,586,919	113,351
04/30/2019	Credit Suisse	Turkish Lira	156,527,416	United States Dollar	27,686,816	1,180,526
04/30/2019	Santander	United States Dollar	5,895,000	Mexican Peso	113,455,170	41,726
04/30/2019	Barings	United States Dollar	1,491,920	Romanian Leu	6,150,440	8,695
05/31/2019	Merrill Lynch	Czech Koruna	292,033,743	United States Dollar	12,977,980	45,609

Subtotal Appreciation						12,101,908

02/04/2019	Citibank	United States Dollar	2,537,030	Brazilian Real	9,984,482	$(199,960)
02/04/2019	Citibank	United States Dollar	24,500,946	Brazilian Real	92,736,081	(920,276)
02/04/2019	HSBC Bank	United States Dollar	367,730	Brazilian Real	1,422,545	(22,224)
02/28/2019	BNP Paribas	Romanian Leu	21,603,038	United States Dollar	5,268,391	(51,535)
02/28/2019	JP Morgan	United States Dollar	731,210	Colombian Peso	2,290,698,748	(5,730)
02/28/2019	Standard Chartered	United States Dollar	655,220	Colombian Peso	2,072,002,206	(11,364)
02/28/2019	Deutsche Bank	United States Dollar	2,221,827	Malaysian Ringgit	9,320,565	(52,509)
02/28/2019	Goldman Sachs	United States Dollar	892,520	Russian Ruble	60,465,999	(29,066)
02/28/2019	Goldman Sachs	United States Dollar	6,670,000	Russian Ruble	451,692,400	(214,418)
02/28/2019	Credit Suisse	United States Dollar	2,566,980	South African Rand	36,023,462	(140,836)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

			Currency		Currency
			Buy Amount		Sell Amount
Settlement		Currency	(Local	Currency	(Local	Unrealized
Date	Counterparty	Buy	Currency)	Sell	Currency)	Gain/(Loss)
02/28/2019	Deutsche Bank	United States Dollar	698,684	South African Rand	9,764,655	$(35,307)
02/28/2019	Deutsche Bank	United States Dollar	2,559,382	Thai Baht	81,193,834	(41,037)
02/28/2019	Morgan Stanley	United States Dollar	1,522,690	Thai Baht	48,267,294	(23,181)
03/06/2019	Barclays	United States Dollar	707,680	Brazilian Real	2,670,530	(23,112)
03/06/2019	Goldman Sachs	United States Dollar	1,234,000	Brazilian Real	4,640,580	(35,898)
03/29/2019	BNP Paribas	Czech Koruna	201,614,755	United States Dollar	8,976,734	(2,131)
03/29/2019	Barclays	Romanian Leu	18,194,496	United States Dollar	4,439,198	(48,284)
03/29/2019	Morgan Stanley	United States Dollar	659,660	Chinese Offshore Yuan	4,482,469	(8,773)
03/29/2019	Barclays	United States Dollar	873,450	Indonesian Rupiah	12,467,013,885	(16,271)
03/29/2019	Citibank	United States Dollar	2,886,694	Indonesian Rupiah	41,556,847,975	(79,052)
03/29/2019	Goldman Sachs	United States Dollar	2,885,597	Indonesian Rupiah	41,593,000,000	(82,729)
03/29/2019	UBS	United States Dollar	2,745,709	Indonesian Rupiah	39,508,000,000	(73,819)
03/29/2019	Deutsche Bank	United States Dollar	3,498,192	Malaysian Ringgit	14,446,136	(24,976)
04/30/2019	Merrill Lynch	Polish Zloty	4,811,272	United States Dollar	1,298,510	(2,617)
04/30/2019	Citibank	United States Dollar	567,140	Chilean Peso	380,403,484	(12,921)
04/30/2019	Citibank	United States Dollar	649,270	Czech Koruna	14,663,815	(4,062)
04/30/2019	HSBC Bank	United States Dollar	867,100	Hungarian Forint	241,344,885	(13,167)
04/30/2019	Citibank	United States Dollar	898,000	Indian Rupee	64,629,060	(2,501)
04/30/2019	JP Morgan	United States Dollar	718,000	Peruvian Nuevo Sol	2,419,014	(6,823)
04/30/2019	BNP Paribas	United States Dollar	742,000	Polish Zloty	2,778,415	(6,353)
04/30/2019	Goldman Sachs	United States Dollar	1,586,190	Polish Zloty	5,968,842	(21,489)
04/30/2019	Citibank	United States Dollar	794,000	Romanian Leu	3,325,033	(7,857)
04/30/2019	Standard Chartered	United States Dollar	1,146,620	Russian Ruble	76,423,026	(4,159)
04/30/2019	HSBC Bank	United States Dollar	5,034,084	South African Rand	70,191,739	(202,229)
04/30/2019	Standard Chartered	United States Dollar	526,510	South African Rand	7,302,546	(18,261)
04/30/2019	Goldman Sachs	United States Dollar	578,210	Taiwan Dollar	17,783,427	(4,419)
12/03/2019	BNP Paribas	United States Dollar	14,948,507	Brazilian Real	59,303,717	(946,188)

Subtotal Depreciation						(3,395,534)

Total						$8,706,374

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

At January 31, 2019, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Premiums Paid/ (Received)	Variation Margin Receivable (Payable)	Counterparty
2.069% (Pay Annually)	PRIBOR Czech Republic 6 Month Rate (Receive Semiannually)	CZK	292,400,000	09/19/2023	$(165,460)	—	$(42,133)	ING Capital Markets
6.600% (Pay Semiannually)	India Overnight Mumbai Interbank 6 Month Rate (Receive Semiannually)	INR	1,100,000,000	12/13/2023	(11,623)	—	(43,985)	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.935% (Receive Lunar)	MXN	717,000,000	12/16/2020	(245,384)	—	(398)	Banco Bilbao Vizcaya Argentaria SA
8.255% (Pay Lunar)	MXN-TIIE-BANXICO 28 Day Rate (Receive Lunar)	MXN	189,000,000	12/06/2028	163,146	—	(19,933)	Banco Bilbao Vizcaya Argentaria SA
8.410% (Pay Lunar)	MXN-TIIE-BANXICO 28 Day Rate (Receive Lunar)	MXN	184,000,000	12/06/2028	57,195	—	(19,548)	Merrill Lynch
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	8.156% (Receive Lunar)	MXN	854,000,000	12/13/2023	(19,948)	—	25,636	Merrill Lynch
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400% (Receive Annually)	PLN	13,970,000	03/26/2023	124,525	—	4,384	Merrill Lynch

					$(97,549)		$(95,977)

**	Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$233,166,385	$—	$233,166,385
Financial Certificates	—	11,772,013	—	11,772,013
Government Agencies	—	38,472,637	—	38,472,637
Government Bonds	—	996,218,437	—	996,218,437
Index Linked Government Bonds	—	1,094,301	—	1,094,301
Municipal Bonds	—	1,352,652	—	1,352,652

Total Debt Securities	—	1,282,076,425	—	1,282,076,425
Bank Loans
United Arab Emirates	—	—	19,613,099	19,613,099
Equity Securities
Common Stock
Mongolia	—	118,078	—	118,078
Niger	—	239,821	—	239,821
Russian Federation	—	—	16,814	16,814

Total Common Stock	—	357,899	16,814	374,713
Credit Linked Notes
Indonesia	—	4,537,688	—	4,537,688

Total Investments	$—	$1,286,972,012	$19,629,913	$1,306,601,925

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$12,101,908	$—	$12,101,908
Centrally Cleared Swap Contracts	—	344,866	—	344,866
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(3,395,534)	—	(3,395,534)
Centrally Cleared Swap Contracts	—	(442,415)	—	(442,415)

Total Other Financial Instruments	$—	$8,608,825	$—	$8,608,825

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2019:

										Change in
										Unrealized
										Appreciation
	Beginning	Accrued			Realized	Change in Unrealized	Transfer	Transfer	Ending	(Depreciation) from Investments
Category and	Balance	Discounts			Gains	Appreciation	into	out of	Balance	still held
Subcategory	at 10/31/2018	(Premiums)	Purchases	Sales	(Losses)	(Depreciation)	Level 3	Level 3	at 01/31/2019	01/31/2019
Investments, at value
Corporate Bonds
China	$—	$—	$—	$—	$(1,953,742)	$1,953,742	$—	$—	$—	$—
Bank Loans
United Arab Emirates	12,099,283	114,386	7,680,109	(25,491)	4,141	(259,329)	—	—	19,613,099	(259,329)
Common Stock
Russian Federation	16,814	—	—	—	—	—	—	—	16,814	—

Total	$12,116,097	$114,386	$7,680,109	$(25,491)	$(1,949,601)	$1,694,413	$—	$—	$19,629,913	$(259,329)

The following table on “Quantitative information about Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2019:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2019	Valuation Technique	Unobservable Input
Bank Loans	$19,613,099	Broker Quote	Inputs to broker model
Common Stock	16,814	Broker Quote	Inputs to broker model

Total	$19,629,913

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $1,790,743)
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.500%) 48.882%, 03/11/2019	ARS	1,731,496	$46,847	0.07
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%) 48.797%, 03/01/2020	ARS	1,747,700	48,121	0.07
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.000%) 47.253%, 04/03/2022	ARS	8,475,703	231,071	0.33
Argentina POM Politica Monetaria, (Floating, Argentina Blended Historical Policy Rate + 0.000%) 55.267%, 06/21/2020	ARS	12,651,091	375,214	0.53
Argentina Treasury Bills, 0.000%, 03/29/2019(2)	ARS	1,870,600	58,509	0.08
Argentina Treasury Bills, 0.000%, 04/30/2019(2)	ARS	1,927,900	60,793	0.08
Provincia de Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.750%) 48.641%, 04/12/2025(3)	ARS	5,801,000	147,232	0.21
			967,787	1.37
Brazil (Cost $10,354,379)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2021(2)	BRL	9,191,000	2,124,678	3.01
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2022(2)	BRL	1,670,000	369,259	0.52
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2023	BRL	11,229,000	3,267,869	4.63
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2025	BRL	7,782,000	2,272,630	3.22
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	7,809,000	2,282,662	3.23
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	1,380,000	405,866	0.58
			10,722,964	15.19
Chile (Cost $3,463,538)
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2021	CLP	1,025,000,000	1,593,356	2.26
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	CLP	1,055,000,000	1,690,351	2.39
			3,283,707	4.65
Colombia (Cost $3,236,499)
Colombian TES, 7.000%, 05/04/2022	COP	5,375,700,000	1,806,363	2.56
Colombian TES, 7.750%, 09/18/2030	COP	1,380,200,000	474,061	0.67
Colombian TES, 7.000%, 06/30/2032	COP	2,211,000,000	710,913	1.01
Colombian TES, 7.250%, 10/18/2034	COP	650,900,000	208,846	0.29
			3,200,183	4.53

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Egypt (Cost $690,616)
Egypt Treasury Bills, 0.000%, 07/16/2019(2)	EGP	3,050,000	$159,621	0.22
Egypt Treasury Bills, 0.000%, 07/30/2019(2)	EGP	1,500,000	77,983	0.11
Egypt Treasury Bills, 0.000%, 08/13/2019(2)	EGP	2,150,000	111,055	0.16
Egypt Treasury Bills, 0.000%, 10/22/2019(2)	EGP	7,025,000	351,889	0.50
			700,548	0.99
Hungary (Cost $1,042,026)
Hungary (Rep of), 1.750%, 10/26/2022	HUF	36,590,000	133,176	0.19
Hungary (Rep of), 3.000%, 06/26/2024	HUF	123,890,000	469,749	0.66
Hungary (Rep of), 5.500%, 06/24/2025	HUF	118,670,000	508,692	0.72
			1,111,617	1.57
India (Cost $2,603,469)
India (Rep of), 7.370%, 04/16/2023	INR	9,700,000	137,316	0.20
India (Rep of), 7.720%, 05/25/2025	INR	144,220,000	2,054,202	2.91
India (Rep of), 7.590%, 01/11/2026	INR	15,000,000	212,662	0.30
			2,404,180	3.41
Indonesia (Cost $6,649,261)
Indonesia (Rep of), 8.250%, 07/15/2021	IDR	10,905,000,000	794,266	1.12
Indonesia (Rep of), 5.625%, 05/15/2023	IDR	4,423,000,000	293,601	0.42
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	1,502,000,000	109,394	0.15
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	8,969,000,000	651,891	0.92
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	4,076,000,000	272,754	0.39
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	14,615,000,000	914,346	1.29
Indonesia (Rep of), 9.000%, 03/15/2029	IDR	12,761,000,000	962,071	1.36
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	4,401,000,000	321,669	0.46
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	4,227,000,000	311,466	0.44
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	1,243,000,000	82,761	0.12
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	10,238,000,000	625,099	0.89
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	6,803,000,000	490,780	0.70
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	4,313,000,000	304,298	0.43
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	1,651,000,000	108,011	0.15
			6,242,407	8.84
Malaysia (Cost $2,572,471)
Malaysia (Rep of), 3.759%, 03/15/2019	MYR	4,000	977	—
Malaysia (Rep of), 3.654%, 10/31/2019	MYR	1,605,000	392,566	0.56
Malaysia (Rep of), 3.620%, 11/30/2021	MYR	1,500,000	366,390	0.52
Malaysia (Rep of), 3.882%, 03/10/2022	MYR	1,390,000	341,379	0.48
Malaysia (Rep of), 3.418%, 08/15/2022	MYR	4,000	967	—
Malaysia (Rep of), 3.795%, 09/30/2022	MYR	2,000	489	—
Malaysia (Rep of), 3.757%, 04/20/2023	MYR	1,432,000	349,351	0.50
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	1,259,000	311,015	0.44
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	1,800,000	438,804	0.62
Malaysia (Rep of), 4.392%, 04/15/2026	MYR	365,000	91,224	0.13
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	310,000	77,359	0.11
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	227,000	54,983	0.08

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia (Rep of), 3.844%, 04/15/2033	MYR	156,000	$35,709	0.05
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	458,000	114,600	0.16
			2,575,813	3.65
Mexico (Cost $2,095,448)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	3,620,000	164,252	0.23
Mexican Bonos, 6.500%, 06/10/2021	MXN	32,030,000	1,613,455	2.29
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	6,270,000	257,394	0.36
			2,035,101	2.88
Peru (Cost $2,129,529)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	990,000	319,463	0.45
Peru (Rep of), 5.940%, 02/12/2029(3)	PEN	1,031,000	316,652	0.45
Peru (Rep of), 6.950%, 08/12/2031	PEN	1,404,000	458,688	0.65
Peru (Rep of), 6.150%, 08/12/2032(3)	PEN	697,000	212,295	0.30
Peru (Rep of), 6.900%, 08/12/2037	PEN	2,643,000	852,643	1.21
			2,159,741	3.06
Philippines (Cost $456,415)
Philippines (Rep of), 4.950%, 01/15/2021	PHP	10,000,000	191,431	0.27
Philippines (Rep of), 3.900%, 11/26/2022	PHP	10,000,000	183,924	0.26
			375,355	0.53
Poland (Cost $1,028,845)
Poland (Rep of), 2.750%, 08/25/2023	PLN	324,000	115,559	0.16
Poland (Rep of), 3.250%, 07/25/2025	PLN	2,848,000	804,225	1.14
Poland (Rep of), 2.500%, 07/25/2026	PLN	560,000	149,499	0.21
			1,069,283	1.51
Romania (Cost $151,808)
Romania (Rep of), 5.800%, 07/26/2027	RON	550,000	141,576	0.20
			141,576	0.20
Russian Federation (Cost $4,619,635)
Russian Federal Bond - OFZ, 7.600%, 04/14/2021	RUB	4,266,000	65,187	0.09
Russian Federal Bond - OFZ, 7.500%, 08/18/2021	RUB	51,210,000	780,394	1.11
Russian Federal Bond - OFZ, 7.400%, 12/07/2022	RUB	10,223,000	154,357	0.22
Russian Federal Bond - OFZ, 7.000%, 08/16/2023	RUB	10,745,000	159,114	0.23
Russian Federal Bond - OFZ, 6.500%, 02/28/2024	RUB	18,782,000	270,941	0.38
Russian Federal Bond - OFZ, 7.100%, 10/16/2024	RUB	23,218,000	342,573	0.49
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	58,967,000	893,047	1.26
Russian Federal Bond - OFZ, 7.050%, 01/19/2028	RUB	12,985,000	186,967	0.26
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	60,408,000	955,522	1.35
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	25,945,000	384,988	0.55
			4,193,090	5.94

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa (Cost $8,995,476)
South Africa (Rep of), 7.750%, 02/28/2023	ZAR	12,374,810	$933,027	1.32
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	22,343,000	1,862,738	2.64
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	15,679,000	1,093,204	1.55
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	17,972,000	1,139,666	1.62
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	6,796,000	469,512	0.67
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	8,364,000	574,019	0.81
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	7,937,750	565,725	0.80
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	5,624,000	304,738	0.43
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	12,174,000	840,400	1.19
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	12,895,760	891,073	1.26
			8,674,102	12.29
Thailand (Cost $3,228,123)
Thailand (Rep of), 3.625%, 06/16/2023	THB	2,174,000	74,158	0.10
Thailand (Rep of), 2.400%, 12/17/2023	THB	8,950,000	290,226	0.41
Thailand (Rep of), 3.850%, 12/12/2025	THB	3,589,000	126,291	0.18
Thailand (Rep of), 2.125%, 12/17/2026	THB	8,587,000	270,269	0.38
Thailand (Rep of), 2.875%, 12/17/2028	THB	8,068,000	268,745	0.38
Thailand (Rep of), 4.875%, 06/22/2029	THB	5,788,000	224,161	0.32
Thailand (Rep of), 3.650%, 06/20/2031	THB	2,833,000	99,815	0.14
Thailand (Rep of), 3.775%, 06/25/2032	THB	22,069,000	783,094	1.11
Thailand (Rep of), 3.400%, 06/17/2036	THB	19,238,000	648,165	0.92
Thailand (Rep of), 3.300%, 06/17/2038	THB	7,462,000	246,462	0.35
Thailand (Rep of), 2.875%, 06/17/2046	THB	11,723,000	352,336	0.50
			3,383,722	4.79
Turkey (Cost $2,680,862)
Turkey (Rep of), 3.000%, 02/23/2022	TRY	644,810	240,063	0.34
Turkey (Rep of), 11.000%, 03/02/2022	TRY	1,390,000	238,363	0.34
Turkey (Rep of), 10.700%, 08/17/2022	TRY	1,650,000	277,840	0.39
Turkey (Rep of), 8.000%, 03/12/2025	TRY	740,000	107,133	0.15
Turkey (Rep of), 10.600%, 02/11/2026	TRY	3,432,519	565,371	0.80
Turkey (Rep of), 11.000%, 02/24/2027	TRY	465,000	77,400	0.11
Turkey (Rep of), 10.500%, 08/11/2027	TRY	2,090,000	338,379	0.48
			1,844,549	2.61
Uruguay (Cost $171,635)
Uruguay (Rep of), 9.875%, 06/20/2022	UYU	3,856,000	118,863	0.17
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	2,059,000	55,496	0.08
			174,359	0.25
Total Debt Securities (Cost $57,960,778)			55,260,084	78.26

Credit Linked Notes

Indonesia (Cost $1,911,705)
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024(3)	IDR	2,600,000,000	189,363	0.27

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024(3)	IDR	9,817,000,000	$711,886	1.01
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027(3)	IDR	6,950,000,000	465,074	0.66
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030(3)	IDR	1,064,000,000	88,285	0.12
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034(3)	IDR	4,693,000,000	338,561	0.48
Indonesia (Rep of), Issued by Standard Chartered, 8.250%, 05/19/2036(3)	IDR	2,022,000,000	142,660	0.20
			1,935,829	2.74
Total Credit Linked Notes (Cost $1,911,705)			1,935,829	2.74

Total Investments in Securities (Cost $59,872,483)			57,195,913	81.00

Total Investments (Total Cost $59,872,483)			57,195,913	81.00

Other Assets Less Liabilities			13,413,439	19.00
Net Assets			$70,609,352	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At January 31, 2019, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

			Currency		Currency
			Buy Amount		Sell Amount
Settlement Date	Counterparty	Currency Buy	(Local Currency)	Currency Sell	(Local Currency)	Unrealized Gain/(Loss)
02/04/2019	Deutsche Bank	Brazilian Real	318,151	United States Dollar	84,500	$2,713
02/04/2019	HSBC Bank	Brazilian Real	541,170	United States Dollar	139,893	8,455
02/04/2019	JP Morgan	Brazilian Real	1,817,423	United States Dollar	482,433	15,767
02/04/2019	JP Morgan	Brazilian Real	521,680	United States Dollar	140,300	2,705
02/04/2019	Santander	Brazilian Real	3,355,663	United States Dollar	911,097	8,772
02/28/2019	Goldman Sachs	Argentine Peso	4,335,000	United States Dollar	100,000	13,083
02/28/2019	Credit Suisse	Colombian Peso	6,171,911,271	United States Dollar	1,922,714	62,852
02/28/2019	BNP Paribas	Hungarian Forint	44,161,228	United States Dollar	155,810	4,490
02/28/2019	HSBC Bank	Hungarian Forint	54,653,185	United States Dollar	196,280	2,105
02/28/2019	Merrill Lynch	Hungarian Forint	279,542,908	United States Dollar	1,000,870	13,841
02/28/2019	Standard Chartered	Hungarian Forint	134,004,146	United States Dollar	477,782	8,638
02/28/2019	Deutsche Bank	Malaysian Ringgit	3,196,952	United States Dollar	771,000	9,097

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

			Currency		Currency
			Buy Amount		Sell Amount
Settlement Date	Counterparty	Currency Buy	(Local Currency)	Currency Sell	(Local Currency)	Unrealized Gain/(Loss)
02/28/2019	BNP Paribas	Polish Zloty	4,788,866	United States Dollar	1,282,660	$4,847
02/28/2019	JP Morgan	Polish Zloty	4,198,517	United States Dollar	1,127,724	1,065
02/28/2019	Morgan Stanley	Russian Ruble	72,685,452	United States Dollar	1,092,645	15,182
02/28/2019	Barclays	Thai Baht	54,345,137	United States Dollar	1,709,988	30,540
02/28/2019	Barclays	Thai Baht	19,442,182	United States Dollar	610,000	12,680
03/06/2019	Santander	Argentine Peso	3,909,250	United States Dollar	95,000	6,336
03/06/2019	Citibank	Brazilian Real	6,124,129	United States Dollar	1,614,800	61,072
03/29/2019	BNP Paribas	Chinese Offshore Yuan	4,495,000	United States Dollar	661,467	8,834
03/29/2019	HSBC Bank	Chinese Offshore Yuan	4,715,619	United States Dollar	693,657	9,543
03/29/2019	ANZ	Indonesian Rupiah	1,493,975,392	United States Dollar	105,180	1,439
03/29/2019	Deutsche Bank	Indonesian Rupiah	1,298,220,000	United States Dollar	92,400	249
03/29/2019	HSBC Bank	Indonesian Rupiah	719,703,000	United States Dollar	50,630	732
03/29/2019	HSBC Bank	Indonesian Rupiah	29,860,731	United States Dollar	2,100	31
03/29/2019	Deutsche Bank	Malaysian Ringgit	508	United States Dollar	123	1
03/29/2019	BNP Paribas	Polish Zloty	2,044,973	United States Dollar	542,833	7,458
03/29/2019	BNP Paribas	Polish Zloty	546,149	United States Dollar	144,660	2,306
03/29/2019	Merrill Lynch	Polish Zloty	11,805,502	United States Dollar	3,135,925	40,872
03/29/2019	JP Morgan	United States Dollar	1,276,296	Chilean Peso	769,414,984	102,998
03/29/2019	JP Morgan	United States Dollar	894,460	Chilean Peso	537,838,595	74,298
04/08/2019	BNP Paribas	Argentine Peso	4,357,500	United States Dollar	105,000	3,991
04/11/2019	Goldman Sachs	Argentine Peso	6,747,000	United States Dollar	162,500	5,747
04/15/2019	Goldman Sachs	Argentine Peso	6,613,750	United States Dollar	162,500	1,757
04/30/2019	Credit Suisse	Chilean Peso	1,267,054,230	United States Dollar	1,880,405	51,672
04/30/2019	Goldman Sachs	Chilean Peso	61,859,028	United States Dollar	92,800	1,526
04/30/2019	BNP Paribas	Colombian Peso	167,606,240	United States Dollar	52,800	985
04/30/2019	Credit Suisse	Colombian Peso	210,969,162	United States Dollar	67,150	550
04/30/2019	Barclays	Czech Koruna	9,761,904	United States Dollar	429,623	5,309
04/30/2019	Citibank	Czech Koruna	803,835	United States Dollar	35,700	114
04/30/2019	BNP Paribas	Hungarian Forint	218,640,000	United States Dollar	783,951	13,504
04/30/2019	Credit Suisse	Mexican Peso	81,317,746	United States Dollar	4,180,109	15,161
04/30/2019	Morgan Stanley	Mexican Peso	1,270,935	United States Dollar	65,500	69
04/30/2019	Credit Suisse	Peruvian Nuevo Sol	162,166	United States Dollar	48,454	137
04/30/2019	BNP Paribas	Polish Zloty	123,913	United States Dollar	33,100	275
04/30/2019	Goldman Sachs	Polish Zloty	3,067,460	United States Dollar	813,412	12,793
04/30/2019	BNP Paribas	Romanian Leu	5,876,736	United States Dollar	1,400,023	17,197
04/30/2019	BNP Paribas	Russian Ruble	6,140,846	United States Dollar	92,100	369
04/30/2019	Goldman Sachs	Russian Ruble	61,998,808	United States Dollar	925,148	8,431
04/30/2019	Credit Suisse	Turkish Lira	8,637,635	United States Dollar	1,527,839	65,145
04/30/2019	Santander	United States Dollar	75,000	Mexican Peso	1,443,450	531
04/30/2019	Baring	United States Dollar	172,300	Romanian Leu	710,307	1,004
05/31/2019	Merrill Lynch	Czech Koruna	28,483,198	United States Dollar	1,265,793	4,448

Subtotal Appreciation						743,716

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

			Currency		Currency
			Buy Amount		Sell Amount
Settlement Date	Counterparty	Currency Buy	(Local Currency)	Currency Sell	(Local Currency)	Unrealized Gain/(Loss)
02/04/2019	Citibank	United States Dollar	1,618,000	Brazilian Real	6,124,129	$(60,773)
02/04/2019	Goldman Sachs	United States Dollar	109,994	Brazilian Real	429,957	(7,867)
02/28/2019	JP Morgan	Czech Koruna	2,297,206	United States Dollar	106,634	(4,484)
02/28/2019	BNP Paribas	Romanian Leu	1,565,442	United States Dollar	381,769	(3,734)
02/28/2019	HSBC Bank	United States Dollar	189,487	Argentine Peso	7,484,728	(5,760)
02/28/2019	JP Morgan	United States Dollar	105,744	Colombian Peso	331,269,334	(829)
02/28/2019	JP Morgan	United States Dollar	34,100	Czech Koruna	773,047	(275)
02/28/2019	Deutsche Bank	United States Dollar	602,734	Malaysian Ringgit	2,528,468	(14,245)
02/28/2019	Goldman Sachs	United States Dollar	66,100	Russian Ruble	4,478,110	(2,153)
02/28/2019	Goldman Sachs	United States Dollar	490,000	Russian Ruble	33,182,800	(15,752)
02/28/2019	Credit Suisse	United States Dollar	1,171,770	South African Rand	16,443,910	(64,288)
03/29/2019	BNP Paribas	Czech Koruna	21,726,130	United States Dollar	967,338	(230)
03/29/2019	Barclays	Romanian Leu	759,139	United States Dollar	185,219	(2,015)
03/29/2019	Citibank	United States Dollar	571,748	Indonesian Rupiah	8,230,882,798	(15,657)
03/29/2019	Goldman Sachs	United States Dollar	571,528	Indonesian Rupiah	8,238,000,000	(16,385)
03/29/2019	UBS	United States Dollar	543,818	Indonesian Rupiah	7,825,000,000	(14,621)
03/29/2019	BNP Paribas	United States Dollar	178,817	Philippine Peso	9,533,426	(3,366)
04/30/2019	Standard Chartered	Czech Koruna	3,577,420	United States Dollar	160,080	(692)
04/30/2019	Merrill Lynch	Polish Zloty	807,146	United States Dollar	217,840	(439)
04/30/2019	Barclays	United States Dollar	651,240	Indian Rupee	47,000,000	(3,628)
04/30/2019	BNP Paribas	United States Dollar	441,274	Indian Rupee	31,789,591	(1,662)
04/30/2019	Standard Chartered	United States Dollar	1,285,063	Indian Rupee	93,000,000	(10,741)
04/30/2019	HSBC Bank	United States Dollar	1,348,931	South African Rand	18,808,550	(54,189)
04/30/2019	Citibank	United States Dollar	32,500	Turkish Lira	179,754	(651)
12/03/2019	BNP Paribas	United States Dollar	2,333,072	Brazilian Real	9,255,762	(147,675)

Subtotal Depreciation						(452,111)

Total						$291,605

At January 31, 2019, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
MYR-KLIBOR-BNM 3 Month Rate (Pay Quarterly)	3.600% (Receive Quarterly)	MYR	750,000	08/18/2026	$(2,819)	—	$(2,819)	HSBC Bank
MYR-KLIBOR-BNM 3 Month Rate (Pay Quarterly)	4.055% (Receive Quarterly)	MYR	1,300,000	04/27/2026	4,827	—	4,827	HSBC Bank
WIBOR Poland 6 Month Rate (Pay Semiannually)	1.955% (Receive Annually)	PLN	6,400,000	09/24/2020	6,030	—	6,030	BNP Paribas

							$8,038

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

At January 31, 2019, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Premiums Paid/ (Received)	Variation Margin Receivable (Payable)	Counterparty
Budapest Interbank 6 Month Rate (Pay Semiannually)	1.820% (Receive Annually)	HUF	91,600,000	10/07/2020	$7,672	—	$257	HSBC Bank
Budapest Interbank 6 Month Rate (Pay Semiannually)	1.795% (Receive Annually)	HUF	93,000,000	10/09/2020	7,585	—	264	HSBC Bank
6.600% (Pay Semiannually)	India Overnight Mumbai Interbank 6 Month Rate (Receive Semiannually)	INR	100,000,000	12/13/2023	(1,057)	—	(3,999)	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.935% (Receive Lunar)	MXN	69,000,000	12/16/2020	(23,614)	—	(38)	Banco Bilbao Vizcaya Argentaria SA
8.255% (Pay Lunar)	MXNTIIEBANXICO 28 Day Rate (Receive Lunar)	MXN	22,000,000	12/06/2028	18,991	—	(2,320)	Banco Bilbao Vizcaya Argentaria SA
8.410% (Pay Lunar)	MXNTIIEBANXICO 28 Day Rate (Receive Lunar)	MXN	27,000,000	12/06/2028	8,393	—	(2,868)	Merrill Lynch
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	8.156% (Receive Lunar)	MXN	190,000,000	12/13/2023	(4,438)	—	5,704	Merrill Lynch
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400% (Receive Annually)	PLN	3,770,000	03/26/2023	33,605	—	1,183	Merrill Lynch

					$47,137	—	$(1,817)

**	Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$421,646	$—	$421,646
Government Agencies	—	319,463	—	319,463
Government Bonds	—	54,016,121	—	54,016,121
Index Linked Government Bonds	—	355,622	—	355,622
Municipal Bonds	—	147,232	—	147,232

Total Debt Securities	—	55,260,084	—	55,260,084
Credit Linked Notes
Indonesia	—	1,935,829	—	1,935,829

Total Investments	$—	$57,195,913	$—	$57,195,913

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$743,716	$—	$743,716
Interest Rate Swap Contracts	—	10,857	—	10,857
Centrally Cleared Swap Contracts	—	76,246	—	76,246
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(452,111)	—	(452,111)
Interest Rate Swap Contracts	—	(2,819)	—	(2,819)
Centrally Cleared Swap Contracts	—	(29,109)	—	(29,109)

Total Other Financial Instruments	$—	$346,780	$—	$346,780

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $15,730,883)
Cablevision S.A., 6.500%, 06/15/2021		824,000	$804,430	0.20
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		875,000	854,595	0.21
Pampa Energia S.A., 7.375%, 07/21/2023		1,690,000	1,601,292	0.39
Pampa Energia S.A., 7.500%, 01/24/2027		1,920,000	1,704,000	0.42
Rio Energy S.A./UGEN S.A./UENSA S.A., 6.875%, 02/01/2025		1,455,000	1,160,362	0.29
YPF S.A., 8.750%, 04/04/2024		3,640,000	3,660,748	0.90
YPF S.A., 8.500%, 07/28/2025		2,585,000	2,530,715	0.62
YPF S.A., 6.950%, 07/21/2027		2,880,000	2,578,896	0.63
			14,895,038	3.66
Belarus (Cost $3,761,882)
Eurotorg LLC Via Bonitron DAC, 8.750%, 10/30/2022		3,705,000	3,726,859	0.91
			3,726,859	0.91
Brazil (Cost $84,432,031)
Andrade Gutierrez International S.A., 11.000%, 08/20/2021(2)(3)		4,812,000	4,481,175	1.10
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%) 6.250%, 04/15/2024(4)		5,750,000	5,176,725	1.27
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.362%) 9.000%, 06/18/2024(4)		1,865,000	1,986,225	0.49
Braskem Finance Ltd., 6.450%, 02/03/2024		1,650,000	1,787,775	0.44
CIMPOR Financial Operations B.V., 5.750%, 07/17/2024		1,850,000	1,623,375	0.40
CSN Islands XI Corp., 6.875%, 09/21/2019		2,700,000	2,708,100	0.67
CSN Resources S.A., 6.500%, 07/21/2020		4,620,000	4,549,314	1.12
Gerdau Trade, Inc., 4.875%, 10/24/2027		425,000	414,375	0.10
Gol Finance S.A., 8.875%, 01/24/2022		1,923,000	1,903,770	0.47
Gol Finance, Inc., 7.000%, 01/31/2025		2,870,000	2,658,337	0.65
GTL Trade Finance, Inc., 7.250%, 04/16/2044		1,190,000	1,278,893	0.31
GTL Trade Finance, Inc./Gerdau Holdings, Inc., 5.893%, 04/29/2024		519,000	546,092	0.13
MARB BondCo PLC, 7.000%, 03/15/2024		1,835,000	1,792,795	0.44
Marfrig Holdings Europe B.V., 8.000%, 06/08/2023		4,065,000	4,189,389	1.03
Minerva Luxembourg S.A., 5.875%, 01/19/2028		3,754,000	3,378,600	0.83
Oi S.A., 10.000%, 07/27/2025(3)		1,585,000	1,604,813	0.39
Petrobras Global Finance B.V., 8.750%, 05/23/2026		5,560,000	6,514,930	1.60
Petrobras Global Finance B.V., 6.875%, 01/20/2040		6,345,000	6,440,175	1.58
Petrobras Global Finance B.V., 6.850%, 06/05/2115		8,540,000	8,286,789	2.03
Samarco Mineracao S.A., 4.125%, 11/01/2022(5)		6,803,000	4,090,304	1.00
Samarco Mineracao S.A., 5.750%, 10/24/2023(5)		5,328,000	3,315,082	0.81
Samarco Mineracao S.A., 5.375%, 09/26/2024(5)		1,230,000	759,156	0.19
St Marys Cement, Inc., 5.750%, 01/28/2027		1,795,000	1,846,606	0.45
Suzano Austria GmbH, 5.750%, 07/14/2026		895,000	937,513	0.23
Suzano Austria GmbH, 7.000%, 03/16/2047		520,000	562,900	0.14
Unigel Luxembourg S.A., 10.500%, 01/22/2024		2,440,000	2,598,600	0.64

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Brazil (continued)
Vale Overseas Ltd., 6.250%, 08/10/2026		2,098,000	$2,236,992	0.55
Vale Overseas Ltd., 6.875%, 11/21/2036		405,000	449,550	0.11
Votorantim Cimentos International S.A., 7.250%, 04/05/2041		5,835,000	6,128,325	1.50
			84,246,675	20.67
Chile (Cost $3,135,808)
Enel Chile S.A., 4.875%, 06/12/2028		585,000	600,356	0.15
GNL Quintero S.A., 4.634%, 07/31/2029		395,000	392,038	0.10
Inversiones CMPC S.A., 4.750%, 09/15/2024		775,000	794,793	0.19
Itau CorpBanca, 3.875%, 09/22/2019		710,000	712,491	0.17
Sociedad Quimica y Minera de Chile S.A., 3.625%, 04/03/2023		700,000	678,125	0.17
			3,177,803	0.78
China (Cost $38,453,246)
Bank of China Ltd., (Floating, ICE LIBOR USD 3M + 0.850%) 3.617%, 03/08/2023		1,790,000	1,786,959	0.44
Bank of China Ltd., 5.000%, 11/13/2024		945,000	983,246	0.24
Central China Real Estate Ltd., 6.500%, 03/05/2021		1,445,000	1,411,370	0.34
CFLD Cayman Investment Ltd., 6.500%, 12/21/2020		995,000	934,321	0.23
Chalco Hong Kong Investment Co. Ltd., (Variable, 7.931% - U.S. Treasury Yield Curve Rate CMT 5Y) 4.250%, 11/07/2021(4)		1,780,000	1,743,720	0.43
China Evergrande Group, 7.500%, 06/28/2023		3,880,000	3,491,158	0.86
China Hongqiao Group Ltd., 6.850%, 04/22/2019		900,000	897,300	0.22
China Minmetals Corp., (Variable, 4.717% - U.S. Treasury Yield Curve Rate CMT 5Y) 3.750%, 11/13/2022(4)		1,200,000	1,126,920	0.28
Fufeng Group Ltd., 5.875%, 08/28/2021		870,000	880,430	0.21
ICBC Standard Bank PLC, 8.125%, 12/02/2019		2,630,000	2,704,166	0.66
Kaisa Group Holdings Ltd., 7.250%, 06/30/2020		930,000	862,740	0.21
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		2,420,000	1,984,296	0.49
KWG Group Holdings Ltd., 7.875%, 08/09/2021		1,665,000	1,704,274	0.42
Leader Goal International Ltd., (Variable, 6.919% - U.S. Treasury Yield Curve Rate CMT 5Y) 4.250%, 01/19/2023(4)		1,205,000	1,170,927	0.29
New Metro Global Ltd., 5.000%, 08/08/2022		960,000	866,568	0.21
Prime Bloom Holdings Ltd., 7.500%, 12/19/2019		1,290,000	1,202,280	0.29
Reward International Investment Ltd., 7.250%, 01/25/2020(5)		2,022,000	529,576	0.13
Scenery Journey Ltd., 11.000%, 11/06/2020		2,095,000	2,157,955	0.53
Shenzhen International Holdings Ltd., (Variable, 6.850% - U.S. Treasury Yield Curve Rate CMT 5Y) 3.950%, 11/29/2022(4)		1,230,000	1,165,954	0.28
Sunac China Holdings Ltd., 7.950%, 08/08/2022		3,535,000	3,493,856	0.86
Sunny Optical Technology Group Co. Ltd., 3.750%, 01/23/2023		750,000	722,535	0.18
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020		2,785,000	1,949,216	0.48
Zhongrong International Resources Co. Ltd., 7.250%, 10/26/2020		2,625,000	1,696,839	0.42
			35,466,606	8.70

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Colombia (Cost $8,865,498)
Ecopetrol S.A., 7.375%, 09/18/2043		2,070,000	$2,401,200	0.59
Ecopetrol S.A., 5.875%, 05/28/2045		625,000	616,250	0.15
Empresa de Telecomunicaciones de Bogota, 7.000%, 01/17/2023	COP	3,260,000,000	911,645	0.23
Frontera Energy Corp., 9.700%, 06/25/2023		4,345,000	4,404,744	1.08
			8,333,839	2.05
Czech Republic (Cost $1,965,282)
New World Resources N.V., 8.000%, 04/07/2020(5)(6)	EUR	1,685,299	—	—
New World Resources N.V., 4.000%, 10/07/2020(5)(6)	EUR	700,590	—	—
New World Resources N.V., 16.651%, 10/07/2020(2)(5)(6)(7)(8)	EUR	101,612	—	—
			—	—
Ecuador (Cost $11,167,081)
EP PetroEcuador via Noble Sovereign Funding I Ltd., (Floating, ICE LIBOR USD 3M + 5.630%) 8.443%, 09/24/2019		5,163,000	5,160,419	1.26
Petroamazonas EP, 4.625%, 02/16/2020		4,200,000	4,105,500	1.01
Petroamazonas EP, 4.625%, 11/06/2020		2,000,000	1,912,050	0.47
			11,177,969	2.74
Hong Kong (Cost $848,832)
Bank of East Asia (The) Ltd., 6.125%, 07/16/2020		820,000	848,496	0.21
			848,496	0.21
India (Cost $789,323)
Bharat Petroleum Corp. Ltd., 4.000%, 05/08/2025		830,000	804,597	0.20
			804,597	0.20
Indonesia (Cost $8,913,417)
Golden Legacy Pte. Ltd., 8.250%, 06/07/2021		720,000	746,269	0.18
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023(2)		284,000	298,964	0.07
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028(2)		723,000	793,649	0.20
Jababeka International B.V., 6.500%, 10/05/2023		1,880,000	1,681,553	0.41
Minejesa Capital B.V., 4.625%, 08/10/2030		2,520,000	2,367,475	0.58
Pertamina Persero PT, 6.000%, 05/03/2042		1,445,000	1,522,897	0.38
TBLA International Pte. Ltd., 7.000%, 01/24/2023		1,790,000	1,644,179	0.40
			9,054,986	2.22
Iraq (Cost $9,138,972)
DNO A.S.A., 8.750%, 05/31/2023(2)		5,300,000	5,379,500	1.32
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		3,695,000	3,686,383	0.90
			9,065,883	2.22
Israel (Cost $33,745,240)
Altice Financing S.A., 7.500%, 05/15/2026		11,250,000	10,659,375	2.62
Israel Chemicals Ltd., 6.375%, 05/31/2038(2)		1,405,000	1,442,780	0.36
Israel Electric Corp. Ltd., 5.000%, 11/12/2024(2)		400,000	420,200	0.10

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Israel (continued)
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		3,540,000	$3,352,281	0.82
Teva Pharmaceutical Finance Netherlands II B.V., 4.500%, 03/01/2025	EUR	2,155,000	2,583,481	0.63
Teva Pharmaceutical Finance Netherlands III B.V., 2.800%, 07/21/2023		1,915,000	1,723,261	0.42
Teva Pharmaceutical Finance Netherlands III B.V., 6.000%, 04/15/2024		2,530,000	2,568,595	0.63
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		2,350,000	2,435,260	0.60
Teva Pharmaceutical Finance Netherlands III B.V., 4.100%, 10/01/2046		10,510,000	7,717,241	1.89
			32,902,474	8.07
Jamaica (Cost $14,744,321)
Digicel Group One Ltd., 8.250%, 12/30/2022(2)		5,892,000	4,860,900	1.19
Digicel Group Two Ltd., 8.250%, 09/30/2022(2)		5,557,000	2,972,995	0.73
Digicel Group Two Ltd., 9.125%, 04/01/2024(2)(3)		13,855,000	6,096,200	1.50
			13,930,095	3.42
Kazakhstan (Cost $8,798,081)
Halyk Savings Bank of Kazakhstan JSC, 5.500%, 12/21/2022		5,658,255	5,629,964	1.38
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		1,175,000	1,304,250	0.32
Kazakhstan Temir Zholy National Co. JSC, 4.850%, 11/17/2027		400,000	401,465	0.10
Nostrum Oil & Gas Finance B.V., 8.000%, 07/25/2022		760,000	510,454	0.12
Nostrum Oil & Gas Finance B.V., 7.000%, 02/16/2025		990,000	649,440	0.16
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		200,000	192,500	0.05
			8,688,073	2.13
Kuwait (Cost $1,896,579)
NBK Tier 1 Financing Ltd., (Variable, USD Swap 6Y + 4.119%) 5.750%, 04/09/2021(4)		1,840,000	1,863,000	0.46
			1,863,000	0.46
Mexico (Cost $18,651,134)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		1,690,000	1,723,800	0.42
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.035%) 6.875%, 07/06/2022		1,610,000	1,593,900	0.39
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%) 5.125%, 01/18/2033(4)		2,740,000	2,472,850	0.61
Cemex S.A.B. de C.V., 7.750%, 04/16/2026		680,000	734,400	0.18
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		2,684,640	2,577,523	0.63
Mexichem S.A.B. de C.V., 6.750%, 09/19/2042		200,000	206,030	0.05
Mexico Generadora de Energia S. de rl, 5.500%, 12/06/2032		611,097	596,125	0.15
Petroleos Mexicanos, 6.875%, 08/04/2026		1,308,000	1,296,947	0.32
Petroleos Mexicanos, 6.500%, 03/13/2027		1,715,000	1,645,543	0.40
Petroleos Mexicanos, 5.350%, 02/12/2028		980,000	857,500	0.21

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico (continued)
Petroleos Mexicanos, 6.750%, 09/21/2047		1,915,000	$1,668,922	0.41
Southern Copper Corp., 7.500%, 07/27/2035		1,015,000	1,225,613	0.30
Trust F/1401, 6.950%, 01/30/2044		1,860,000	1,863,720	0.46
			18,462,873	4.53
Mongolia (Cost $6,057,861)
Energy Resources LLC, 8.000%, 09/30/2022(9)		5,360,415	5,001,267	1.23
Mongolian Mining Corp., 8.122%, 04/01/2019(3)(7)		3,390,888	1,646,276	0.40
			6,647,543	1.63
Morocco (Cost $819,814)
OCP S.A., 5.625%, 04/25/2024		395,000	410,149	0.10
OCP S.A., 6.875%, 04/25/2044		390,000	412,679	0.10
			822,828	0.20
Nigeria (Cost $6,300,380)
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., (Variable, USD Swap 2Y + 6.488%) 8.000%, 07/23/2021(4)		6,640,000	6,620,080	1.62
			6,620,080	1.62
Oman (Cost $3,748,917)
Oztel Holdings SPC Ltd., 6.625%, 04/24/2028		4,010,000	3,778,944	0.93
			3,778,944	0.93
Panama (Cost $3,647,829)
Banistmo S.A., 3.650%, 09/19/2022		1,125,000	1,095,469	0.27
Sable International Finance Ltd., 6.875%, 08/01/2022		2,452,000	2,543,950	0.62
			3,639,419	0.89
Peru (Cost $7,218,339)
Ajecorp B.V., 6.500%, 05/14/2022		4,175,000	3,047,750	0.75
Banco de Credito del Peru, 4.250%, 04/01/2023		200,000	202,500	0.05
Intercorp Financial Services, Inc., 4.125%, 10/19/2027		440,000	407,220	0.10
Kallpa Generacion S.A., 4.125%, 08/16/2027		635,000	595,312	0.15
Minsur S.A., 6.250%, 02/07/2024		280,000	295,050	0.07
Nexa Resources S.A., 5.375%, 05/04/2027		1,500,000	1,486,800	0.36
Peru LNG Srl, 5.375%, 03/22/2030		375,000	376,519	0.09
			6,411,151	1.57
Qatar (Cost $8,550,881)
ABQ Finance Ltd., 3.500%, 02/22/2022		200,000	195,596	0.05
AKCB Finance Ltd., 4.750%, 10/09/2023		680,000	688,636	0.17
CBQ Finance Ltd., 2.875%, 06/24/2019		1,790,000	1,783,234	0.44
Ezdan Sukuk Co. Ltd., 4.375%, 05/18/2021		2,275,000	1,900,480	0.47
Ezdan Sukuk Co. Ltd., 4.875%, 04/05/2022		1,800,000	1,474,913	0.36
Nakilat, Inc., 6.067%, 12/31/2033		375,000	418,249	0.10
QNB Finance Ltd., (Floating, ICE LIBOR USD 3M + 1.350%) 4.057%, 05/31/2021		1,880,000	1,886,621	0.46
			8,347,729	2.05

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation (Cost $17,242,627)
CEDC Finance Corp International, Inc., 10.000%, 12/31/2022(2)		5,052,696	$3,480,044	0.85
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, USD Swap 5Y + 5.416%) 7.500%, 10/05/2027(4)		4,155,000	3,397,128	0.83
GTH Finance B.V., 7.250%, 04/26/2023		4,095,000	4,306,752	1.06
Koks OAO Via Koks Finance DAC, 7.500%, 05/04/2022		870,000	875,055	0.22
Tinkoff Bank JSC Via TCS Finance Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 7.592%) 9.250%, 09/15/2022(4)		3,395,000	3,425,555	0.84
			15,484,534	3.80
Saudi Arabia (Cost $2,106,038)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		1,715,000	1,680,563	0.41
Saudi Electricity Global Sukuk Co. 4, 4.723%, 09/27/2028		420,000	423,251	0.11
			2,103,814	0.52
South Africa (Cost $2,147,823)
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		1,520,000	1,549,819	0.38
Myriad International Holdings B.V., 5.500%, 07/21/2025		570,000	591,945	0.15
SASOL Financing USA LLC, 5.875%, 03/27/2024		0	—	—
			2,141,764	0.53
South Korea (Cost $922,523)
Woori Bank, 4.750%, 04/30/2024		915,000	932,121	0.23
			932,121	0.23
Tanzania (Cost $2,424,321)
HTA Group Ltd., 9.125%, 03/08/2022		2,380,000	2,451,876	0.60
			2,451,876	0.60
Thailand (Cost $578,655)
Bangkok Bank PCL, 9.025%, 03/15/2029		440,000	586,926	0.14
			586,926	0.14
Turkey (Cost $13,773,256)
QNB Finansbank A.S., 4.875%, 05/19/2022		1,030,000	988,893	0.24
Turkiye Garanti Bankasi A.S., 5.875%, 03/16/2023		1,720,000	1,655,858	0.41
Turkiye Is Bankasi A.S., 5.000%, 06/25/2021		3,710,000	3,523,988	0.86
Turkiye Is Bankasi A.S., 5.375%, 10/06/2021		1,959,000	1,861,050	0.46
Turkiye Is Bankasi A.S., 5.500%, 04/21/2022		2,050,000	1,922,416	0.47
Yapi ve Kredi Bankasi A.S., 5.750%, 02/24/2022		2,120,000	2,026,016	0.50
Yapi ve Kredi Bankasi A.S., 5.500%, 12/06/2022		470,000	418,262	0.10
Yapi ve Kredi Bankasi A.S., 5.850%, 06/21/2024		1,960,000	1,750,672	0.43
Yuksel Insaat A.S., 9.500%, 11/10/2015(5)(6)(10)		435,000	—	—
			14,147,155	3.47

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ukraine (Cost $24,205,374)
DTEK Finance PLC, 10.750%, 12/31/2024(3)		12,920,698	$12,449,093	3.06
Ferrexpo Finance PLC, 10.375%, 04/07/2019		789,000	790,144	0.19
Metinvest B.V., 7.750%, 04/23/2023		5,500,000	5,238,750	1.29
Metinvest B.V., 8.500%, 04/23/2026		3,802,000	3,592,890	0.88
MHP Lux S.A., 6.950%, 04/03/2026		1,880,000	1,682,600	0.41
MHP S.E., 7.750%, 05/10/2024		750,000	720,405	0.18
			24,473,882	6.01
United Arab Emirates (Cost $7,961,785)
Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026		415,000	420,810	0.10
BOS Funding Ltd., 3.374%, 06/08/2020		1,360,000	1,344,088	0.33
DIB Sukuk Ltd., 3.625%, 02/06/2023		675,000	659,812	0.16
DP World Crescent Ltd., 3.908%, 05/31/2023		420,000	418,827	0.10
DP World Ltd., 6.850%, 07/02/2037		700,000	817,418	0.20
EMG Sukuk Ltd., 4.564%, 06/18/2024		975,000	971,096	0.24
Emirates Semb Corp Water & Power Co. PJSC, 4.450%, 08/01/2035		575,000	556,882	0.14
First Abu Dhabi Bank PJSC, 3.000%, 08/13/2019		580,000	578,504	0.14
First Abu Dhabi Bank PJSC, (Variable, USD Swap 5Y + 3.350%) 5.250%, 06/17/2020(4)		1,770,000	1,775,098	0.44
Tabreed Sukuk SPC Ltd., 5.500%, 10/31/2025		395,000	409,812	0.10
			7,952,347	1.95
Venezuela (Cost $8,318,882)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		7,112,500	6,664,412	1.64
Petroleos de Venezuela S.A., 9.750%, 05/17/2035(5)		6,744,093	1,922,067	0.47
			8,586,479	2.11
Total Debt Securities (Cost $381,062,915)			371,773,858	91.22

Bank Loans

Brazil (Cost $2,100,000)
Samarco Mineracao S.A., 3.887%, 09/09/2018(10)(11)		3,000,000	2,160,000	0.53
			2,160,000	0.53
Czech Republic (Cost $362,934)
New World Resources N.V., 8.500%, 10/07/2016(6)(10)	EUR	446,645	—	—
			—	—
Malaysia (Cost $1,459,613)
DRB-Hicom Bhd., 5.011%, 01/22/2021(11)		1,545,178	1,491,097	0.37
			1,491,097	0.37
Nigeria (Cost $1,035,598)
Seven Energy Ltd., 12.750%, 06/30/2020(11)		1,085,453	646,496	0.16
			646,496	0.16

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
United Arab Emirates (Cost $8,930,126)
DP World Ltd., 3.750%, 09/30/2022(11)		9,592,856	$8,873,392	2.18
DP World Ltd., 4.750%, 09/30/2022(11)		421,168	389,580	0.09
			9,262,972	2.27
Total Bank Loans (Cost $13,888,271)			13,560,565	3.33

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A*(6)	GBP	36,580,138	$—	—
			—	—
Mongolia (Cost $2,417,612)
Mongolian Mining Corp.*	HKD	14,731,698	255,317	0.06
			255,317	0.06
Niger (Cost $1,303,466)
Savannah Petroleum PLC*	GBP	3,355,384	1,179,447	0.29
			1,179,447	0.29
Russian Federation (Cost $655,356)
Roust Corp.*(11)		13,359	26,718	0.01
Roust Corp., Class C*(11)		28,922	57,844	0.01
			84,562	0.02
Total Equity Securities (Cost $5,469,687)			1,519,326	0.37

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

Mexico (Cost $—)
Corp. GEO S.A.B. de C.V., Exp. 07/31/2022, Strike Price $9.75*(6)	MXN	13,777	$—	—
			—	—
Total Warrants (Cost $—)			—	—
Total Investments (Total Cost $400,420,873)			386,853,749	94.92

Other Assets Less Liabilities			20,708,049	5.08
Net Assets			$407,561,798	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(5)	Issuer has defaulted on terms of debt obligation.
(6)	Security has been deemed worthless and is a Level 3 investment.
(7)	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
(8)

Restricted security that has been deemed illiquid. At January 31, 2019 the value of these restricted illiquid securities amount to $0 or 0.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 16.651%, 10/07/2020	10/07/2014	$—

(9)	The interest rate is subject to the performance of the TSIPPCAE Commodity Index.
(10)	Maturity has been extended under the terms of a plan of reorganization.
(11)	Security is a Level 3 investment.

Percentages shown are based on net assets.

At January 31, 2019, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/20/2019	HSBC Bank	United States Dollar	2,359,417	Euro	2,040,895	$19,735

Total						$19,735

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$357,423,679	$—	$357,423,679
Corporate Convertible Bonds	—	4,066,750	—	4,066,750
Financial Certificates	—	5,834,940	—	5,834,940
Government Agencies	—	4,448,489	—	4,448,489

Total Debt Securities	—	371,773,858	—	371,773,858
Bank Loans
Brazil	—	—	2,160,000	2,160,000
Malaysia	—	—	1,491,097	1,491,097
Nigeria	—	—	646,496	646,496
United Arab Emirates	—	—	9,262,972	9,262,972

Total Bank Loans	—	—	13,560,565	13,560,565
Equity Securities
Common Stock
Mongolia	—	255,317	—	255,317
Niger	—	1,179,447	—	1,179,447
Russian Federation	—	—	84,562	84,562

Total Common Stock	—	1,434,764	84,562	1,519,326

Total Investments	$—	$373,208,622	$13,645,127	$386,853,749

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$19,735	$—	$19,735

Total Other Financial Instruments	$—	$19,735	$—	$19,735

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2019:

Category and Subcategory	Beginning Balance at 10/31/2018	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 01/31/2019	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2019
Investments, at value
Corporate Bonds
China	$—	$(8,429)	$1,500	$(2,400)	$(323,907)	$333,236	$—	$—	$—	$—
Bank Loans
Brazil	1,890,000	—	—	—	—	270,000	—	—	2,160,000	—
Malaysia	1,863,783	12,127	—	(386,203)	21,663	(20,273)	—	—	1,491,097	—
Nigeria	646,496	—	—	—	—	—	—	—	646,496	—
United Arab Emirates	9,243,678	64,207	92,670	(18,085)	2,148	(121,646)	—	—	9,262,972	(121,646)
Common Stock
Russian Federation	84,562	—	—	—	—	—	—	—	84,562	—

Total	$13,728,519	$67,905	$94,170	$(406,688)	$(300,096)	$461,317	$—	$—	13,645,127	$(121,646)

The following table on “Quantitative information about Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2019:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2019	Valuation Technique	Unobservable Input
Bank Loans	$12,914,069	Broker quote	Inputs to broker model
Bank Loans	646,496	Indicative bid	Bid Source
Common Stock	84,562	Broker quote	Inputs to broker model

Total	$13,645,127

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $1,084,788)
Angola (Rep of) Via Northern Lights III B.V., 7.000%, 08/17/2019		1,085,625	$1,088,339	0.11
			1,088,339	0.11
Argentina (Cost $16,863,008)
Cablevision S.A., 6.500%, 06/15/2021		1,809,000	1,766,036	0.19
Empresa Distribuidora Y Comercializadora Norte, 9.750%, 10/25/2022		650,000	628,277	0.07
Mastellone Hermanos S.A., 12.625%, 07/03/2021		510,000	516,207	0.05
Pampa Energia S.A., 7.375%, 07/21/2023		2,000,000	1,895,020	0.20
Pan American Energy LLC, 7.875%, 05/07/2021		2,380,000	2,427,600	0.25
YPF S.A., 8.500%, 03/23/2021		9,420,000	9,594,148	1.01
			16,827,288	1.77
Bahrain (Cost $4,910,822)
Batelco International Finance No. 1 Ltd., 4.250%, 05/01/2020		4,960,000	4,913,277	0.52
			4,913,277	0.52
Brazil (Cost $166,104,050)
Andrade Gutierrez International S.A., 11.000%, 08/20/2021(2)		560,000	521,500	0.06
Banco BTG Pactual S.A., 4.000%, 01/16/2020		4,900,000	4,875,500	0.51
Banco do Brasil S.A., 5.875%, 01/26/2022		15,290,000	15,832,948	1.67
Banco Votorantim S.A., 7.375%, 01/21/2020		4,210,000	4,333,142	0.46
Braskem Finance Ltd., 7.000%, 05/07/2020		2,000,000	2,078,020	0.22
Braskem Finance Ltd., 5.750%, 04/15/2021		2,190,000	2,269,957	0.24
Cia Brasileira de Aluminio, 6.750%, 04/05/2021		4,850,000	5,068,250	0.53
CSN Islands XI Corp., 6.875%, 09/21/2019		9,645,000	9,673,935	1.02
CSN Resources S.A., 6.500%, 07/21/2020		24,930,000	24,543,369	2.58
CSN Resources S.A., 7.625%, 02/13/2023		2,000,000	1,950,000	0.21
Gol Finance S.A., 8.875%, 01/24/2022		1,620,000	1,603,800	0.17
Itau Unibanco Holding S.A., 5.750%, 01/22/2021		1,640,000	1,691,332	0.18
Itau Unibanco Holding S.A., 6.200%, 12/21/2021		9,770,000	10,263,483	1.08
Marfrig Holdings Europe B.V., 6.875%, 06/24/2019		2,660,000	2,679,950	0.28
Marfrig Holdings Europe B.V., 11.250%, 09/20/2021		500,000	511,250	0.05
Marfrig Holdings Europe B.V., 8.000%, 06/08/2023		2,000,000	2,061,200	0.22
Petrobras Global Finance B.V., 5.375%, 01/27/2021		1,000,000	1,030,000	0.11
Petrobras Global Finance B.V., 8.375%, 05/23/2021		34,100,000	37,475,900	3.94
Petrobras Global Finance B.V., 6.125%, 01/17/2022		14,120,000	14,846,474	1.56
Petrobras Global Finance B.V., 4.375%, 05/20/2023		24,210,000	24,153,106	2.54
Vale S.A., 3.750%, 01/10/2023	EUR	570,000	685,041	0.07
			168,148,157	17.70
China (Cost $113,890,653)
361 Degrees International Ltd., 7.250%, 06/03/2021		1,125,000	1,072,196	0.11
Agile Group Holdings Ltd., 9.000%, 05/21/2020		600,000	621,164	0.07
Central China Real Estate Ltd., 8.750%, 01/23/2021		4,083,000	4,157,662	0.44

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China (continued)
Central China Real Estate Ltd., 6.500%, 03/05/2021		4,535,000	$4,429,457	0.47
CFLD Cayman Investment Ltd., 6.500%, 12/21/2020		5,200,000	4,882,883	0.51
China Evergrande Group, 7.000%, 03/23/2020		500,000	495,001	0.05
China Evergrande Group, 8.250%, 03/23/2022		13,590,000	12,905,580	1.36
China Hongqiao Group Ltd., 6.850%, 04/22/2019		8,584,000	8,558,248	0.90
China SCE Group Holdings Ltd., 7.450%, 04/17/2021		3,970,000	3,957,161	0.42
CIFI Holdings Group Co. Ltd., 7.750%, 06/05/2020		300,000	305,928	0.03
CIFI Holdings Group Co. Ltd., 6.875%, 04/23/2021		3,105,000	3,120,702	0.33
CIFI Holdings Group Co. Ltd., 5.500%, 01/23/2023		1,785,000	1,636,227	0.17
GCL New Energy Holdings Ltd., 7.100%, 01/30/2021		3,435,000	3,084,362	0.32
ICBC Standard Bank PLC, 8.125%, 12/02/2019		1,355,000	1,393,211	0.15
Kaisa Group Holdings Ltd., 7.250%, 06/30/2020		7,524,000	6,979,842	0.73
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		6,655,000	5,456,814	0.57
KWG Group Holdings Ltd., 7.875%, 08/09/2021		4,985,000	5,102,586	0.54
Logan Property Holdings Co. Ltd., 6.375%, 03/07/2021		400,000	396,618	0.04
Logan Property Holdings Co. Ltd., 5.250%, 02/23/2023		3,915,000	3,473,192	0.37
New Metro Global Ltd., 5.000%, 08/08/2022		3,880,000	3,502,379	0.37
Prime Bloom Holdings Ltd., 7.500%, 12/19/2019		3,925,000	3,658,100	0.39
Scenery Journey Ltd., 11.000%, 11/06/2020		4,170,000	4,295,308	0.45
Sunac China Holdings Ltd., 8.750%, 12/05/2019		4,590,000	4,686,023	0.49
Sunac China Holdings Ltd., 7.350%, 07/19/2021		7,710,000	7,679,191	0.81
Times China Holdings Ltd., 6.250%, 01/23/2020		635,000	635,722	0.07
Times China Holdings Ltd., 6.250%, 01/17/2021		5,155,000	5,080,433	0.53
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020		2,640,000	1,847,731	0.19
Yuzhou Properties Co. Ltd., 6.375%, 03/06/2021		6,895,000	6,819,465	0.72
Zhongrong International Resources Co. Ltd., 7.250%, 10/26/2020		3,233,000	2,089,860	0.22
			112,323,046	11.82
Colombia (Cost $6,347,660)
Bancolombia S.A., 5.125%, 09/11/2022		6,200,000	6,386,000	0.67
			6,386,000	0.67
Ecuador (Cost $179,602,460)
Ecuador (Rep of), 10.500%, 03/24/2020		52,047,000	54,165,313	5.70
Ecuador (Rep of), 10.750%, 03/28/2022		78,547,000	83,000,615	8.74
EP PetroEcuador via Noble Sovereign Funding I Ltd., (Floating, ICE LIBOR USD 3M + 5.630%) 8.443%, 09/24/2019		4,658,526	4,656,197	0.49
Petroamazonas EP, 4.625%, 02/16/2020		15,750,000	15,395,625	1.62
Petroamazonas EP, 4.625%, 11/06/2020		23,805,846	22,758,984	2.39
			179,976,734	18.94
India (Cost $2,492,370)
Greenko Dutch B.V., 4.875%, 07/24/2022		2,610,000	2,514,996	0.27
			2,514,996	0.27

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Iraq (Cost $6,412,683)
DNO A.S.A., 8.750%, 06/18/2020(2)		300,000	$307,530	0.03
DNO A.S.A., 8.750%, 05/31/2023(2)		5,600,000	5,684,000	0.60
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		400,000	399,067	0.04
			6,390,597	0.67
Jamaica (Cost $24,925,418)
Digicel Group One Ltd., 8.250%, 12/30/2022(2)		7,738,000	6,383,850	0.67
Digicel Group Two Ltd., 8.250%, 09/30/2022(2)		7,297,000	3,903,895	0.41
Digicel Group Two Ltd., 9.125%, 04/01/2024(2)(3)		1,708,000	751,520	0.08
Digicel Ltd., 6.000%, 04/15/2021		14,390,000	13,310,750	1.40
			24,350,015	2.56
Kazakhstan (Cost $12,841,961)
Halyk Savings Bank of Kazakhstan JSC, 5.500%, 12/21/2022		12,881,042	12,816,637	1.35
			12,816,637	1.35
Kuwait (Cost $1,145,206)
Kuwait Projects Co. SPC Ltd., 4.800%, 02/05/2019		1,145,000	1,144,679	0.12
			1,144,679	0.12
Lebanon (Cost $75,848,747)
Lebanon (Rep of), 6.000%, 05/20/2019		146,000	145,270	0.02
Lebanon (Rep of), 5.450%, 11/28/2019		37,750,000	36,917,990	3.89
Lebanon (Rep of), 6.375%, 03/09/2020		35,884,000	34,406,297	3.62
Lebanon (Rep of), 5.800%, 04/14/2020		1,228,000	1,148,229	0.12
Lebanon (Rep of), 6.150%, 06/19/2020		758,000	705,760	0.07
Lebanon (Rep of), 8.250%, 04/12/2021		2,210,000	2,099,500	0.22
			75,423,046	7.94
Mexico (Cost $7,548,796)
BBVA Bancomer S.A., 7.250%, 04/22/2020		2,075,000	2,147,625	0.23
BBVA Bancomer S.A., 6.500%, 03/10/2021		2,600,000	2,693,600	0.28
Petroleos Mexicanos, (Floating, ICE LIBOR USD 3M + 3.650%) 6.421%, 03/11/2022		2,500,000	2,522,500	0.27
			7,363,725	0.78
Mongolia (Cost $1,741,549)
Trade & Development Bank of Mongolia LLC, 9.375%, 05/19/2020		1,660,000	1,728,405	0.18
			1,728,405	0.18
Nigeria (Cost $6,627,645)
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., (Variable, USD Swap 2Y + 6.488%) 8.000%, 07/23/2021(4)		6,605,000	6,585,185	0.69
			6,585,185	0.69
Pakistan (Cost $13,968,614)
Third Pakistan International Sukuk (The) Co. Ltd., 5.500%, 10/13/2021		6,842,000	6,766,396	0.71
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022		7,244,000	7,100,569	0.75
			13,866,965	1.46

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Panama (Cost $6,766,068)
Banistmo S.A., 3.650%, 09/19/2022		1,560,000	$1,519,050	0.16
Sable International Finance Ltd., 6.875%, 08/01/2022		5,034,000	5,222,775	0.55
			6,741,825	0.71
Peru (Cost $7,885,133)
Ajecorp B.V., 6.500%, 05/14/2022		6,210,000	4,533,300	0.48
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021		605,000	615,587	0.07
Volcan Cia Minera S.A.A., 5.375%, 02/02/2022		1,905,000	1,938,332	0.20
			7,087,219	0.75
Qatar (Cost $14,180,069)
CBQ Finance Ltd., 2.875%, 06/24/2019		1,600,000	1,593,952	0.17
Ezdan Sukuk Co. Ltd., 4.375%, 05/18/2021		3,515,000	2,936,347	0.31
Ezdan Sukuk Co. Ltd., 4.875%, 04/05/2022		2,440,000	1,999,326	0.21
QNB Finance Ltd., (Floating, ICE LIBOR USD 3M + 1.350%) 4.057%, 05/31/2021		7,410,000	7,436,098	0.78
			13,965,723	1.47
Russian Federation (Cost $20,777,166)
Credit Bank of Moscow Via CBOM Finance PLC, 5.875%, 11/07/2021		13,105,000	13,100,073	1.38
Credit Bank of Moscow Via CBOM Finance PLC, 5.550%, 02/14/2023		2,000,000	1,931,756	0.20
Koks OAO Via Koks Finance DAC, 7.500%, 05/04/2022		2,300,000	2,313,363	0.24
TMK OAO Via TMK Capital S.A., 6.750%, 04/03/2020		2,390,000	2,426,041	0.26
Vnesheconombank Via VEB Finance PLC, 6.902%, 07/09/2020		961,000	983,583	0.10
			20,754,816	2.18
South Africa (Cost $21,312,944)
Eskom Holdings SOC Ltd., 5.750%, 01/26/2021		12,465,000	12,213,257	1.28
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		4,080,000	4,160,042	0.44
MTN Mauritius Investments Ltd., 5.373%, 02/13/2022		4,775,000	4,745,156	0.50
			21,118,455	2.22
Tanzania (Cost $5,056,514)
HTA Group Ltd., 9.125%, 03/08/2022		4,900,000	5,047,980	0.53
			5,047,980	0.53
Turkey (Cost $66,850,231)
Akbank T.A.S., 4.000%, 01/24/2020		1,370,000	1,349,998	0.14
Akbank T.A.S., 5.000%, 10/24/2022		6,745,000	6,400,236	0.68
Export Credit Bank of Turkey, 5.375%, 02/08/2021		1,570,000	1,536,173	0.16
Export Credit Bank of Turkey, 5.000%, 09/23/2021		2,350,000	2,268,046	0.24

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey (continued)
Export Credit Bank of Turkey, 4.250%, 09/18/2022		2,473,000	$2,286,219	0.24
KOC Holding A.S., 3.500%, 04/24/2020		7,660,000	7,536,827	0.79
QNB Finansbank A.S., 6.250%, 04/30/2019		2,435,000	2,437,620	0.26
Turkey (Rep of), 5.125%, 03/25/2022		3,783,000	3,725,022	0.39
Turkey (Rep of), 3.250%, 03/23/2023		2,090,000	1,901,900	0.20
Turkiye Garanti Bankasi A.S., 4.750%, 10/17/2019		410,000	407,540	0.04
Turkiye Garanti Bankasi A.S., 6.250%, 04/20/2021		1,510,000	1,516,209	0.16
Turkiye Garanti Bankasi A.S., 5.250%, 09/13/2022		5,285,000	5,060,387	0.53
Turkiye Garanti Bankasi A.S., 5.875%, 03/16/2023		2,000,000	1,925,416	0.20
Turkiye Is Bankasi A.S., 5.000%, 04/30/2020		8,615,000	8,463,721	0.89
Turkiye Is Bankasi A.S., 5.375%, 10/06/2021		11,125,000	10,568,750	1.11
Turkiye Vakiflar Bankasi T.A.O., 5.500%, 10/27/2021		2,000,000	1,920,000	0.20
Turkiye Vakiflar Bankasi T.A.O., 5.625%, 05/30/2022		2,000,000	1,891,420	0.20
Yapi ve Kredi Bankasi A.S., 5.125%, 10/22/2019		2,305,000	2,285,693	0.24
Yapi ve Kredi Bankasi A.S., 4.000%, 01/22/2020		1,810,000	1,776,269	0.19
Yapi ve Kredi Bankasi A.S., 5.750%, 02/24/2022		2,375,000	2,269,712	0.24
Yapi ve Kredi Bankasi A.S., 5.500%, 12/06/2022		2,000,000	1,779,840	0.19
			69,306,998	7.29
Ukraine (Cost $29,658,922)
Ferrexpo Finance PLC, 10.375%, 04/07/2019		1,368,000	1,369,984	0.15
Metinvest B.V., 7.500%, 12/31/2021		5,175,682	5,003,725	0.53
Metinvest B.V., 7.750%, 04/23/2023		10,380,000	9,886,950	1.04
Ukraine (Rep of), 7.750%, 09/01/2019		1,451,000	1,451,371	0.15
Ukraine (Rep of), 7.750%, 09/01/2020		4,622,000	4,575,549	0.48
Ukraine (Rep of), 7.750%, 09/01/2021		4,525,000	4,444,364	0.47
Ukraine (Rep of), 7.750%, 09/01/2022		2,490,000	2,401,904	0.25
			29,133,847	3.07
United Arab Emirates (Cost $1,295,901)
First Abu Dhabi Bank PJSC, 3.000%, 08/13/2019		1,295,000	1,291,659	0.14
			1,291,659	0.14
Venezuela (Cost $32,680,072)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		37,855,500	35,470,604	3.73
			35,470,604	3.73
Total Debt Securities (Cost $848,819,450)			851,766,217	89.64

Bank Loans

China (Cost $3,528,616)
Sunac China Holdings Ltd., 9.617%, 01/25/2021(5)		3,600,000	3,525,156	0.37
			3,525,156	0.37
Malaysia (Cost $413,624)
DRB-Hicom Bhd., 5.011%, 01/22/2021(5)		430,817	415,738	0.05
			415,738	0.05

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
United Arab Emirates (Cost $25,300,501)
DP World Ltd., 3.750%, 09/30/2022(5)		27,042,550	$25,014,359	2.63
			25,014,359	2.63

Total Bank Loans (Cost $29,242,741)			28,955,253	3.05

Short-Term Investments

Canada (Cost $5,000,000)
Canadian Imperial Bank of Commerce, Time Deposit, 2.400%, 02/01/2019		5,000,000	5,000,000	0.53
			5,000,000	0.53
United States (Cost $13,730,000)
Oversea-Chinese Banking Co. Ltd., Time Deposit, 2.400%, 02/01/2019		4,730,000	4,730,000	0.50
Qatar National Bank S.A.Q., Time Deposit, 2.500%, 02/01/2019		9,000,000	9,000,000	0.94
			13,730,000	1.44

Total Short-Term Investments (Cost $18,730,000)			18,730,000	1.97

Total Investments (Total Cost $896,792,191)			899,451,470	94.66

Other Assets Less Liabilities			50,711,102	5.34

Net Assets			$950,162,572	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(5)	Security is a Level 3 investment.

Percentages shown are based on net assets.

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$594,695,718	$—	$594,695,718
Financial Certificates	—	18,802,638	—	18,802,638
Government Agencies	—	6,090,438	—	6,090,438
Government Bonds	—	232,177,423	—	232,177,423

Total Debt Securities	—	851,766,217	—	851,766,217
Bank Loans
China	—	—	3,525,156	3,525,156
Malaysia	—	—	415,738	415,738
United Arab Emirates	—	—	25,014,359	25,014,359

Total Bank Loans	—	—	28,955,253	28,955,253
Short-Term Investments	—	18,730,000	—	18,730,000

Total Investments	$—	$870,496,217	$28,955,253	$899,451,470

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2019:

										Change in
										Unrealized
										Appreciation
	Beginning	Accrued			Realized	Change in Unrealized	Transfer	Transfer	Ending	(Depreciation) from Investments
Category and	Balance	Discounts			Gains	Appreciation	into	out of	Balance	still held
Subcategory	at 10/31/2018	(Premiums)	Purchases	Sales	(Losses)	(Depreciation)	Level 3	Level 3	at 01/31/2019	01/31/2019
Investments, at value
Bank Loans
China	$—	$616	$3,528,000	$—	$—	$(3,460)	$—	$—	$3,525,156	$(3,460)
Malaysia	519,649	2,472	—	(107,680)	4,354	(3,057)	—	—	415,738	(3,057)
Turkey	1,267,500	10,937	—	(1,300,000)	15,063	6,500	—	—	—	—
United Arab Emirates	18,993,873	96,875	6,226,346	(38,979)	3,351	(267,107)	—	—	25,014,359	(267,107)

Total	$20,781,022	$110,900	$9,754,346	$(1,446,659)	$22,768	$(267,124)	$—	$—	$28,955,253	$(273,624)

The following table on “Quantitative information about Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2019:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2019	Valuation Technique	Unobservable Input
Bank Loans	$28,955,253	Broker quote	Inputs to broker model

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $124,978)
Globant S.A.*		2,400	$162,240	0.84
			162,240	0.84
Brazil (Cost $2,097,109)
Banco do Brasil S.A.*	BRL	24,700	351,212	1.82
CVC Brasil Operadora e Agencia de Viagens S.A.	BRL	18,800	329,897	1.71
Kroton Educacional S.A.	BRL	72,600	227,522	1.18
Lojas Renner S.A.	BRL	69,300	864,540	4.47
Vale S.A. ADR		36,623	455,590	2.36
			2,228,761	11.54
China (Cost $6,383,583)
Alibaba Group Holding Ltd. ADR*		9,551	1,609,248	8.33
Angang Steel Co. Ltd., Class H	HKD	170,000	126,941	0.66
Anhui Conch Cement Co. Ltd., Class H	HKD	74,500	403,147	2.09
Baidu, Inc. ADR*		2,044	352,856	1.83
Bank of China Ltd., Class H	HKD	633,000	294,421	1.52
Baoshan Iron & Steel Co. Ltd., Class A	CNH	223,775	233,989	1.21
China Overseas Land & Investment Ltd.	HKD	162,000	609,639	3.16
China Vanke Co. Ltd., Class H	HKD	96,100	393,695	2.04
CNOOC Ltd.	HKD	315,000	526,163	2.72
Ping An Insurance Group Co. of China Ltd., Class H	HKD	38,000	371,366	1.92
Tencent Holdings Ltd.	HKD	32,500	1,462,266	7.57
			6,383,731	33.05
Hong Kong (Cost $811,728)
AIA Group Ltd.	HKD	95,000	853,731	4.42
			853,731	4.42
India (Cost $1,393,961)
HDFC Bank Ltd. ADR		7,864	772,402	4.00
ICICI Bank Ltd. ADR		69,957	714,261	3.70
			1,486,663	7.70
Indonesia (Cost $687,927)
Bank Mandiri Persero Tbk PT	IDR	1,359,500	724,742	3.75
			724,742	3.75
Malaysia (Cost $222,690)
My EG Services Bhd.	MYR	974,700	238,812	1.24
			238,812	1.24
Peru (Cost $729,319)
Credicorp Ltd.		3,310	803,602	4.16
			803,602	4.16

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Russian Federation (Cost $620,656)
LUKOIL PJSC ADR		7,127	$572,068	2.96
Sberbank of Russia PJSC ADR		7,391	100,432	0.52
			672,500	3.48
South Africa (Cost $1,382,629)
Absa Group Ltd.	ZAR	22,141	309,183	1.60
FirstRand Ltd.	ZAR	72,866	382,052	1.98
Naspers Ltd., Class N	ZAR	3,899	902,247	4.67
			1,593,482	8.25
South Korea (Cost $753,543)
Samsung Electronics Co. Ltd. (Korean Exchange)	KRW	12,447	520,072	2.69
SK Hynix, Inc.	KRW	3,047	203,331	1.05
			723,403	3.74
Taiwan (Cost $817,759)
Catcher Technology Co. Ltd.	TWD	10,853	85,177	0.44
Globalwafers Co. Ltd.	TWD	10,074	100,217	0.52
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		14,853	558,770	2.89
			744,164	3.85
Total Common Stocks (Cost $16,025,882)			16,615,831	86.02

Preferred Stocks

Brazil (Cost $690,554)
Petroleo Brasileiro S.A. ADR*		55,522	785,081	4.07
			785,081	4.07
South Korea (Cost $457,368)
Samsung Electronics Co. Ltd., 3.779%(2)	KRW	13,651	461,651	2.39
			461,651	2.39
Total Preferred Stocks (Cost $1,147,922)			1,246,732	6.46

Total Investments (Total Cost $17,173,804)			17,862,563	92.48

Other Assets Less Liabilities			1,452,690	7.52

Net Assets			$19,315,253	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

Percentages shown are based on net assets.

At January 31, 2019, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	14.1%
Consumer Discretionary	15.7
Energy	9.7
Financials	29.4
Information Technology	12.1
Materials	6.3
Real Estate	5.2

Total Investments	92.5
Other Assets Less Liabilities	7.5
Net Assets	100.0%

At January 31, 2019, the Ashmore Emerging Markets Active Equity Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/08/2019	Brown Brothers Harriman	Hong Kong Dollar	4,555,510	United States Dollar	580,706	$22

Total						$22

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$162,240	$—	$—	$162,240
Brazil	2,228,761	—	—	2,228,761
China	1,962,104	4,421,627	—	6,383,731
Hong Kong	—	853,731	—	853,731
India	1,486,663	—	—	1,486,663
Indonesia	—	724,742	—	724,742
Malaysia	—	238,812	—	238,812
Peru	803,602	—	—	803,602
Russian Federation	—	672,500	—	672,500
South Africa	—	1,593,482	—	1,593,482
South Korea	—	723,403	—	723,403
Taiwan	558,770	185,394	—	744,164

Total Common Stocks	7,202,140	9,413,691	—	16,615,831
Preferred Stocks
Brazil	785,081	—	—	785,081
South Korea	—	461,651	—	461,651

Total Preferred Stocks	785,081	461,651	—	1,246,732

Total Investments	$7,987,221	$9,875,342	$—	$17,862,563

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$22	$—	$22

Total Other Financial Instruments	$—	$22	$—	$22

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $653,215)
Globant S.A.*		7,490	$506,324	1.52
Grupo Financiero Galicia S.A. ADR		11,076	404,385	1.21
			910,709	2.73
Brazil (Cost $1,968,267)
Fleury S.A.	BRL	95,700	584,612	1.76
Hypera S.A.*	BRL	76,300	666,307	2.00
Iguatemi Empresa de Shopping Centers S.A.	BRL	59,000	720,676	2.16
TOTVS S.A.	BRL	45,800	417,665	1.25
			2,389,260	7.17
China (Cost $7,560,675)
AviChina Industry & Technology Co. Ltd., Class H	HKD	637,000	423,906	1.27
CIFI Holdings Group Co. Ltd.	HKD	616,000	404,794	1.21
Goodbaby International Holdings Ltd.	HKD	1,889,000	585,179	1.76
Haitian International Holdings Ltd.	HKD	306,000	709,493	2.13
JNBY Design Ltd.	HKD	823,000	1,231,819	3.70
Li Ning Co. Ltd.*	HKD	852,500	1,049,320	3.15
Noah Holdings Ltd. ADR*		10,900	512,300	1.54
SINA Corp.*		11,500	706,330	2.12
Xiabuxiabu Catering Management China Holdings Co. Ltd.*(2)	HKD	960,500	1,379,605	4.14
			7,002,746	21.02
India (Cost $8,727,816)
Edelweiss Financial Services Ltd.	INR	313,571	676,639	2.03
Multi Commodity Exchange of India Ltd.	INR	100,481	994,981	2.99
Parag Milk Foods Ltd.(2)	INR	341,966	1,000,885	3.00
Persistent Systems Ltd.	INR	82,134	698,375	2.10
Quess Corp. Ltd.*(2)	INR	107,148	945,523	2.84
Sanghi Industries Ltd.*	INR	716,397	573,413	1.72
South Indian Bank (The) Ltd.	INR	1,736,993	321,511	0.96
V-Mart Retail Ltd.	INR	21,307	763,669	2.29
			5,974,996	17.93
Indonesia (Cost $92,441)
Berlian Laju Tanker Tbk PT*(3)	IDR	4,428,000	—	—
			—	—
Malaysia (Cost $1,745,647)
My EG Services Bhd.	MYR	6,209,900	1,521,495	4.57
			1,521,495	4.57
Mexico (Cost $718,231)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		17,600	788,832	2.37
			788,832	2.37

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Poland (Cost $1,024,632)
CCC S.A.	PLN	13,586	$653,102	1.96
			653,102	1.96
Russian Federation (Cost $124,199)
TCS Group Holding PLC (Registered)		6,399	124,816	0.37
			124,816	0.37
South Africa (Cost $855,224)
JSE Ltd.	ZAR	68,807	852,200	2.56
			852,200	2.56
South Korea (Cost $6,663,131)
Cafe24 Corp.*	KRW	5,180	515,907	1.55
Com2uS Corp.	KRW	12,505	1,292,243	3.88
Dentium Co. Ltd.*	KRW	20,591	1,360,857	4.08
Eugene Technology Co. Ltd.	KRW	62,329	666,200	2.00
KoMiCo Ltd.	KRW	58,232	1,297,309	3.89
Kortek Corp.	KRW	26,682	349,249	1.05
Modetour Network, Inc.*	KRW	14,674	326,987	0.98
			5,808,752	17.43
Taiwan (Cost $5,258,486)
ASPEED Technology, Inc.	TWD	47,000	979,948	2.94
Hota Industrial Manufacturing Co. Ltd.	TWD	165,000	649,871	1.95
Nien Made Enterprise Co. Ltd.	TWD	37,000	320,567	0.96
Parade Technologies Ltd.	TWD	74,000	1,239,432	3.72
Silergy Corp.	TWD	54,000	821,522	2.47
Sunonwealth Electric Machine Industry Co. Ltd.	TWD	705,000	890,088	2.67
			4,901,428	14.71
Thailand (Cost $1,687,153)
Supalai PCL (Registered)	THB	1,111,150	686,411	2.06
Taokaenoi Food & Marketing PCL (Registered)	THB	2,230,200	678,144	2.03
			1,364,555	4.09
Total Common Stocks (Cost $37,079,117)			32,292,891	96.91

Preferred Stocks

Brazil (Cost $353,920)
Azul S.A.*		14,100	426,525	1.28
			426,525	1.28
Total Preferred Stocks (Cost $353,920)			426,525	1.28

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency	Number of Warrants	Value	% of Net Assets
Warrants

Brazil (Cost $—)
Iochpe-Maxion S.A., Exp. 06/03/2019, Strike Price $12.70*	BRL	2,184	$5,629	0.02
			5,629	0.02
Total Warrants (Cost $—)			5,629	0.02
Total Investments (Total Cost $37,433,037)			32,725,045	98.21
Other Assets Less Liabilities			595,649	1.79
Net Assets			$33,320,694	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Security has been deemed worthless and is a Level 3 investment.

Percentages shown are based on net assets.

At January 31, 2019, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	6.0%
Consumer Discretionary	20.9
Consumer Staples	5.0
Financials	11.7
Health Care	7.8
Industrials	12.6
Information Technology	27.1
Materials	1.7
Real Estate	5.4

Total Investments	98.2
Other Assets Less Liabilities	1.8
Net Assets	100.0%

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments, which are carried at fair value, as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$910,709	$—	$—	$910,709
Brazil	2,389,260	—	—	2,389,260
China	1,218,630	5,784,116	—	7,002,746
India	—	5,974,996	—	5,974,996
Malaysia	—	1,521,495	—	1,521,495
Mexico	788,832	—	—	788,832
Poland	—	653,102	—	653,102
Russian Federation	—	124,816	—	124,816
South Africa	—	852,200	—	852,200
South Korea	—	5,808,752	—	5,808,752
Taiwan	—	4,901,428	—	4,901,428
Thailand	1,364,555	—	—	1,364,555

Total Common Stocks	6,671,986	25,620,905	—	32,292,891
Preferred Stocks
Brazil	426,525	—	—	426,525
Warrants
Brazil	—	5,629	—	5,629

Total Investments	$7,098,511	$25,626,534	$—	$32,725,045

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $6,512,160)
Banco Macro S.A. ADR		11,043	$639,058	0.78
Globant S.A.*		9,100	615,160	0.75
Grupo Financiero Galicia S.A. ADR		83,370	3,043,839	3.71
Pampa Energia S.A. ADR*		16,023	571,220	0.70
Transportadora de Gas del Sur S.A. ADR		37,202	626,110	0.76
YPF S.A. ADR		119,872	1,959,907	2.39
			7,455,294	9.09
Bangladesh (Cost $1,733,003)
Square Pharmaceuticals Ltd.	BDT	533,888	1,673,781	2.04
			1,673,781	2.04
Egypt (Cost $5,144,926)
ADES International Holding Ltd.*(2)		156,843	1,977,457	2.41
Arabian Food Industries Co. S.A.E. Domty*	EGP	1,550,000	876,697	1.07
Commercial International Bank Egypt S.A.E.	EGP	496,723	2,332,744	2.84
			5,186,898	6.32
Georgia (Cost $4,860,778)
Bank of Georgia Group PLC	GBP	80,987	1,628,302	1.98
Georgia Healthcare Group PLC*(2)	GBP	329,436	1,005,943	1.23
TBC Bank Group PLC	GBP	78,318	1,481,051	1.81
			4,115,296	5.02
Ivory Coast (Cost $1,270,209)
Sonatel S.A.	XOF	30,841	898,718	1.10
			898,718	1.10
Kazakhstan (Cost $1,028,217)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		115,696	1,169,137	1.42
			1,169,137	1.42
Kenya (Cost $3,806,916)
KCB Group Ltd.	KES	2,781,608	1,123,239	1.37
Safaricom PLC	KES	11,624,700	2,751,109	3.35
			3,874,348	4.72
Kuwait (Cost $10,076,107)
Humansoft Holding Co. K.S.C.	KWD	271,979	2,873,584	3.50
National Bank of Kuwait S.A.K.P.	KWD	2,768,858	7,934,624	9.68
			10,808,208	13.18
Mauritius (Cost $2,190,390)
MCB Group Ltd.	MUR	280,500	2,250,524	2.74
			2,250,524	2.74

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Morocco (Cost $2,616,984)
Attijariwafa Bank	MAD	53,084	$2,513,846	3.06
			2,513,846	3.06
Nigeria (Cost $9,584,399)
Dangote Cement PLC	NGN	3,802,397	1,995,733	2.43
Guaranty Trust Bank PLC	NGN	25,564,123	2,362,354	2.88
Lekoil Ltd.*	GBP	2,355,686	326,373	0.40
Nestle Nigeria PLC	NGN	638,107	2,538,326	3.10
United Bank for Africa PLC	NGN	37,178,131	698,362	0.85
			7,921,148	9.66
Peru (Cost $4,491,155)
Alicorp S.A.A.	PEN	710,407	2,254,515	2.75
Credicorp Ltd.		10,500	2,549,190	3.11
			4,803,705	5.86
Philippines (Cost $2,256,210)
International Container Terminal Services, Inc.	PHP	1,171,940	2,433,949	2.97
			2,433,949	2.97
Romania (Cost $2,265,364)
Banca Transilvania S.A.	RON	2,532,848	962,485	1.18
OMV Petrom S.A.	RON	8,121,000	632,322	0.77
Sphera Franchise Group S.A.*	RON	43,490	214,616	0.26
			1,809,423	2.21
Saudi Arabia (Cost $5,458,794)
Bupa Arabia for Cooperative Insurance Co.	SAR	127,705	2,882,045	3.52
Samba Financial Group	SAR	201,857	1,953,654	2.38
Saudi Co. For Hardware CJSC	SAR	22,108	391,720	0.48
United Electronics Co.	SAR	75,282	1,215,239	1.48
			6,442,658	7.86
Sri Lanka (Cost $1,285,697)
Sampath Bank PLC*	LKR	754,214	1,010,916	1.23
			1,010,916	1.23
United Arab Emirates (Cost $4,515,090)
DP World Ltd.		104,138	1,853,306	2.26
Emirates NBD PJSC	AED	233,357	606,334	0.74
NMC Health PLC	GBP	49,055	1,658,823	2.02
			4,118,463	5.02
Vietnam (Cost $9,540,879)
Masan Group Corp.*	VND	826,180	2,769,213	3.38
Military Commercial Joint Stock Bank*	VND	2,475,636	2,343,812	2.86
Mobile World Investment Corp.	VND	117,133	420,731	0.51
Vietnam Dairy Products JSC	VND	341,680	1,989,630	2.43

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Vietnam (continued)
Vietnam Technological & Commercial Joint Stock Bank*	VND	1,616,250	$1,847,902	2.25
			9,371,288	11.43
Total Common Stocks (Cost $78,637,278)			77,857,600	94.93

Preferred Stocks

Colombia (Cost $2,570,826)
Banco Davivienda S.A., 2.181%(3)	COP	222,973	2,559,342	3.12
			2,559,342	3.12

Total Preferred Stocks (Cost $2,570,826)			2,559,342	3.12

Total Investments (Total Cost $81,208,104)			80,416,942	98.05

Other Assets Less Liabilities			1,595,886	1.95

Net Assets			$82,012,828	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

At January 31, 2019, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	4.5%
Consumer Discretionary	6.2
Consumer Staples	14.0
Energy	6.7
Financials	53.5
Health Care	4.1
Industrials	5.2
Information Technology	0.8
Materials	2.4
Utilities	0.7

Total Investments	98.1
Other Assets Less Liabilities	1.9
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$7,455,294	$—	$—	$7,455,294
Bangladesh	—	1,673,781	—	1,673,781
Egypt	3,209,441	1,977,457	—	5,186,898
Georgia	—	4,115,296	—	4,115,296
Ivory Coast	898,718	—	—	898,718
Kazakhstan	—	1,169,137	—	1,169,137
Kenya	—	3,874,348	—	3,874,348
Kuwait	—	10,808,208	—	10,808,208
Mauritius	—	2,250,524	—	2,250,524
Morocco	—	2,513,846	—	2,513,846
Nigeria	4,534,059	3,387,089	—	7,921,148
Peru	4,803,705	—	—	4,803,705
Philippines	—	2,433,949	—	2,433,949
Romania	—	1,809,423	—	1,809,423
Saudi Arabia	—	6,442,658	—	6,442,658
Sri Lanka	—	1,010,916	—	1,010,916
United Arab Emirates	—	4,118,463	—	4,118,463
Vietnam	—	9,371,288	—	9,371,288

Total Common Stocks	20,901,217	56,956,383	—	77,857,600
Preferred Stocks
Colombia	2,559,342	—	—	2,559,342

Total Investments	$23,460,559	$56,956,383	$—	$80,416,942

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $550,141)
Globant S.A.*		4,764	$322,046	0.99
Grupo Financiero Galicia S.A. ADR		11,833	432,023	1.32
			754,069	2.31
Brazil (Cost $1,849,067)
Fleury S.A.	BRL	64,300	392,795	1.20
Hypera S.A.*	BRL	59,200	516,977	1.58
Rumo S.A.*	BRL	91,900	495,129	1.52
Suzano Papel e Celulose S.A.	BRL	25,500	321,617	0.98
TOTVS S.A.	BRL	42,000	383,012	1.17
			2,109,530	6.45
China (Cost $9,782,201)
58.com, Inc. ADR*		7,595	481,523	1.47
Alibaba Group Holding Ltd. ADR*		4,219	710,859	2.17
Anhui Conch Cement Co. Ltd., Class H	HKD	74,500	403,147	1.23
ANTA Sports Products Ltd.	HKD	187,000	979,038	2.99
AviChina Industry & Technology Co. Ltd., Class H	HKD	525,000	349,373	1.07
CIFI Holdings Group Co. Ltd.	HKD	586,000	385,081	1.18
Dali Foods Group Co. Ltd.(2)	HKD	581,500	395,770	1.21
Haitian International Holdings Ltd.	HKD	175,000	405,756	1.24
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	CNY	46,100	650,006	1.99
New Oriental Education & Technology Group, Inc. ADR*		9,198	708,614	2.17
Ping An Insurance Group Co. of China Ltd., Class H	HKD	121,500	1,187,392	3.63
SINA Corp.*		5,000	307,100	0.94
Tencent Holdings Ltd.	HKD	32,500	1,462,266	4.47
Weibo Corp. ADR*		7,391	448,338	1.37
Xiabuxiabu Catering Management China Holdings Co. Ltd.*(2)	HKD	430,000	617,627	1.89
			9,491,890	29.02
Hong Kong (Cost $499,487)
AIA Group Ltd.	HKD	58,400	524,820	1.61
			524,820	1.61
Hungary (Cost $471,255)
OTP Bank Nyrt.	HUF	10,756	443,531	1.36
			443,531	1.36
India (Cost $3,946,447)
Edelweiss Financial Services Ltd.	INR	176,925	381,777	1.17
HDFC Bank Ltd. ADR		7,103	697,657	2.13
ICICI Bank Ltd. ADR		102,136	1,042,809	3.19
Larsen & Toubro Infotech Ltd.(2)	INR	22,035	545,788	1.67
Mahindra & Mahindra Ltd.	INR	56,202	537,818	1.64
Mahindra & Mahindra Ltd. GDR		3,511	34,021	0.10
Reliance Industries Ltd.	INR	25,644	447,085	1.37
			3,686,955	11.27

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Indonesia (Cost $289,376)
Bank Rakyat Indonesia Persero Tbk PT	IDR	1,201,900	$332,037	1.02
			332,037	1.02
Malaysia (Cost $412,496)
My EG Services Bhd.	MYR	1,325,700	324,812	0.99
			324,812	0.99
Mexico (Cost $1,899,566)
Fomento Economico Mexicano S.A.B. de C.V. ADR		8,041	731,892	2.24
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR		4,194	763,098	2.33
Grupo Financiero Banorte S.A.B. de C.V., Series O	MXN	77,000	427,477	1.31
			1,922,467	5.88
Peru (Cost $300,071)
Credicorp Ltd.		1,400	339,892	1.04
			339,892	1.04
Russian Federation (Cost $2,159,864)
LUKOIL PJSC ADR		6,765	543,011	1.66
Mail.Ru Group Ltd. GDR (Registered)*		14,761	364,482	1.11
Sberbank of Russia PJSC	RUB	186,200	621,523	1.90
Yandex N.V., Class A*		18,200	611,156	1.87
			2,140,172	6.54
South Africa (Cost $2,210,388)
Naspers Ltd., Class N	ZAR	5,624	1,301,420	3.98
Sanlam Ltd.	ZAR	77,314	491,392	1.50
Shoprite Holdings Ltd.	ZAR	11,603	143,680	0.44
			1,936,492	5.92
South Korea (Cost $1,525,658)
Com2uS Corp.	KRW	4,645	480,005	1.47
Dentium Co. Ltd.*	KRW	7,402	489,198	1.49
NCSoft Corp.	KRW	925	389,690	1.19
Samsung Electronics Co. Ltd. (Korean Exchange)	KRW	3,745	156,477	0.48
			1,515,370	4.63
Taiwan (Cost $3,092,825)
ASPEED Technology, Inc.	TWD	20,000	416,999	1.28
Hota Industrial Manufacturing Co. Ltd.	TWD	75,000	295,396	0.90
Nien Made Enterprise Co. Ltd.	TWD	36,000	311,903	0.95
Parade Technologies Ltd.	TWD	23,000	385,229	1.18
Silergy Corp.	TWD	29,000	441,188	1.35
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	91,000	674,385	2.06
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		12,194	458,738	1.40
			2,983,838	9.12

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Thailand (Cost $1,531,732)
CP ALL PCL (Registered)	THB	304,700	$758,275	2.32
PTT PCL NVDR	THB	101,600	157,664	0.48
Siam Commercial Bank (The) PCL NVDR	THB	86,800	370,008	1.13
Supalai PCL (Registered)	THB	415,800	256,860	0.79
			1,542,807	4.72
Ukraine (Cost $336,185)
Ferrexpo PLC	GBP	105,709	358,592	1.10
			358,592	1.10
Total Common Stocks (Cost $30,856,759)			30,407,274	92.98

Preferred Stocks

Brazil (Cost $1,264,759)
Azul S.A.*		12,600	381,150	1.17
Banco Bradesco S.A. ADR*		75,260	934,729	2.86
Lojas Americanas S.A.*	BRL	58,500	337,957	1.03
			1,653,836	5.06
South Korea (Cost $244,616)
Samsung Electronics Co. Ltd., 3.779%(3)	KRW	6,804	230,098	0.70
			230,098	0.70
Total Preferred Stocks (Cost $1,509,375)			1,883,934	5.76

Total Investments (Total Cost $32,366,134)			32,291,208	98.74
Other Assets Less Liabilities			412,885	1.26

Net Assets			$32,704,093	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

At January 31, 2019, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	17.9%
Consumer Discretionary	13.8
Consumer Staples	8.2
Energy	3.5
Financials	25.1
Health Care	4.3
Industrials	7.3
Information Technology	13.3
Materials	3.3
Real Estate	2.0

Total Investments	98.7
Other Assets Less Liabilities	1.3
Net Assets	100.0%

At January 31, 2019, the Ashmore Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/08/2019	Brown Brothers Harriman	Hong Kong Dollar	972,635	United States Dollar	123,985	$5

Total						$5

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2019 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$754,069	$—	$—	$754,069
Brazil	2,109,530	—	—	2,109,530
China	2,656,434	6,835,456	—	9,491,890
Hong Kong	—	524,820	—	524,820
Hungary	—	443,531	—	443,531
India	1,740,466	1,946,489	—	3,686,955
Indonesia	—	332,037	—	332,037
Malaysia	—	324,812	—	324,812
Mexico	1,922,467	—	—	1,922,467
Peru	339,892	—	—	339,892
Russian Federation	611,156	1,529,016	—	2,140,172
South Africa	—	1,936,492	—	1,936,492
South Korea	—	1,515,370	—	1,515,370
Taiwan	458,738	2,525,100	—	2,983,838
Thailand	1,015,135	527,672	—	1,542,807
Ukraine	—	358,592	—	358,592

Total Common Stocks	11,607,887	18,799,387	—	30,407,274
Preferred Stocks
Brazil	1,653,836	—	—	1,653,836
South Korea	—	230,098	—	230,098

Total Preferred Stocks	1,653,836	230,098	—	1,883,934

Total Investments	$13,261,723	$19,029,485	$—	$32,291,208

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$5	$—	$5

Total Other Financial Instruments	$—	$5	$—	$5

Item 2.	Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	March 29, 2019

By:	/s/ Jonathan Kim
Jonathan Kim, Treasurer
(Principal Financial Officer)

Date:	March 29, 2019